As filed with the Securities and Exchange Commission on April 28, 2003.


                                                       1933 Act File No. 2-49560
                                                      1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 65

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 53

                             USAA MUTUAL FUND, INC.
                --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                9800 Fredericksburg Road, San Antonio, TX 78288
               ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0226

                           Mark S. Howard, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                    ---------------------------------------
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective under Rule 485


____    immediately upon filing pursuant to paragraph (b)
_X__    on (May 1, 2003) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)(1)
____    on (date) pursuant to paragraph (a)(1)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           Exhibit Index on Page 239

                                     Part A


                               Prospectuses for the
                 S&P 500 Index Fund, Extended Market Index Fund,
               Nasdaq-100 Index Fund, and Global Titans Index Fund
                               are included herein

                 Not included in this Post-Effective Amendment
                          are the Prospectuses for the
                             Aggressive Growth Fund,
                       Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
                 Money Market Fund, Science & Technology Fund,
             First Start Growth Fund, Intermediate-Term Bond Fund,
              High-Yield Opportunities Fund, Small Cap Stock Fund,
                      Capital Growth Fund, and Value Fund

                                     Part A


                               Prospectus for the
                               S&P 500 Index Fund
                               is included herein

[USAA EAGLE LOGO (R)]


           USAA     S&P 500
                         INDEX FUND


           USAA
    INVESTMENTS

                    [PICTURE]

     One of the
    USAA Family
     of No-Load
   Mutual Funds


                    PROSPECTUS
--------------------------------------------------------------------------------

MAY 1, 2003         As with other  mutual  funds, the  Securities  and Exchange
                    Commission  has  not   approved  or   disapproved  of  this
                    Fund's shares  or  determined  whether  this  prospectus is
                    accurate or  complete.   Anyone who  tells you otherwise is
                    commiting a crime.

USAA S&P 500 INDEX FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF AN INDEX FUND                                   3

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?                                          4

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?          4

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?  6

FEES AND EXPENSES                                           8

FUND INVESTMENTS                                           11

FUND MANAGEMENT                                            13

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                16

HOW TO INVEST                                              17

HOW TO CONVERT SHARES                                      21

HOW TO REDEEM                                              22

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS      24

EXCHANGES                                                  24

SHAREHOLDER INFORMATION                                    26

FINANCIAL HIGHLIGHTS                                       31

APPENDIX A                                                 34

APPENDIX B                                                 37

ADDITIONAL FUND INFORMATION                                38

USAA S&P 500 Index Fund - 2

   --------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


OVERVIEW OF AN INDEX FUND

     WHAT IS AN INDEX FUND?

     An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

     WHAT IS THE S&P 500 INDEX 1?

     The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Each stock in the index contributes to the index in the same proportion as the value of its shares, and most of these stocks are listed on the New York Stock Exchange. See APPENDIX B on page 37 for Additional Information on the S&P 500 Index.

1 "STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE.

                                                                  3 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. We have retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

     In seeking to mirror the performance of the S&P 500 Index, NTI attempts to allocate the Fund's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index's value. The Fund is rebalanced as required to maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. NTI may exclude or remove any S&P stock from the Fund, if NTI believes that the stock is illiquid or has been impaired by financial conditions or other extraordinary events.

WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

     The primary risks of investing in this Fund are stock market risk, cash flow and tracking error risk, and management risk.

     STOCK MARKET RISK

     Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles,

USAA S&P 500 Index Fund - 4

   --------------------------------------------------------------------------

     with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

     CASH FLOW AND TRACKING ERROR RISK

     While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance will be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the S&P 500 Index. Because of the differences between the index and the Fund's portfolio, the Fund may not track the S&P 500 Index perfectly.

     MANAGEMENT RISK

     This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

     Because any investment invovles risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                  5 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

     Yes, it could. NTI attempts to keep the Fund fully invested in securities that are representative of the S&P 500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

     The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart illustrates the volatility and performance of the Fund's Member Shares from year to year for each full calendar year since the Fund's inception.

     TOTAL RETURN

     All mutual funds must use the same formula to calculate TOTAL RETURN.

               ==========================================================
               [ARROW]  TOTAL RETURN MEASURES THE PRICE CHANGE IN A
                        SHARE ASSUMING THE REINVESTMENT OF ALL
                        DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
                =========================================================


USAA S&P 500 Index Fund - 6

--------------------------------------------------------------------------------

[BAR CHART]

                    CALENDAR YEAR         TOTAL RETURN
                         1997*               33.03%
                         1998                28.62%
                         1999                20.67%
                         2000                -9.27%
                         2001               -12.09%
                         2002               -22.19%

                     *Fund began operations on May 1, 1996.

                            THREE-MONTH YTD TOTAL RETURN
                                  -3.33% (3/31/03)

               BEST QUARTER**                          WORST QUARTER**
               21.33% 4th Qtr. 1998              -17.29% 3rd Qtr. 2002

          ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows how the Member Shares' average annual total returns for the periods indicated compared to those of the S&P 500 Index itself. This information is for the Member Shares only. The Reward Shares were not in operation for a full calendar year.

     The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions and (2) assumes that you paid taxes on the Fund's distributions and sold all shares at the end of each period.

                                                                  7 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In the example that assumes all Fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that you received a tax deduction for the loss incurred on the sale. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you. The following return information reflects returns for Member Shares only. The before-tax and after-tax returns for the Reward Shares will differ.

     Remember,   historical  performance  (before  and  after  taxes)  does  not necessarily indicate what will happen in the future.


                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002

                                          PAST        PAST       SINCE INCEPTION
   S&P 500 INDEX FUND                    1 YEAR      5 YEARS          5/1/96
--------------------------------------------------------------------------------
   (MEMBER SHARES)
   Return Before Taxes*                  -22.19%      -0.75%         6.25%

   Return After Taxes on Distributions*  -22.64%      -1.37%         5.58%

   Return After Taxes on Distributions
   and Sale of Fund Shares*              -13.61%      -0.73%         4.95%

   S&P 500 Index (reflects no deduction
   for fees, expenses, or taxes)        -22.09%      -0.58%         6.42%

  * Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.

FEES AND EXPENSES

     This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

USAA S&P 500 Index Fund - 8

-----------------------------------------------------------------------------

     There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below for the Member Shares are based on the actual expenses of the Fund, before reimbursements, during the past fiscal year or period ended December 31, 2002, and are calculated as a percentage of average net assets
     (ANA). The "Other Expenses" for the Reward Shares have been annualized based on actual expenses, before reimbursements for the period from May 1, 2002 (the Reward Shares' inception date) through December 31, 2002.

     SHAREHOLDER TRANSACTION EXPENSES DIRECT COSTS

             REDEMPTION             ANNUAL ACCOUNT
                FEE                 MAINTENANCE FEE
          ---------------------------------------------------
                None        $10 (for Member Shares accounts
                                     under $10,000)a

     ANNUAL FUND OPERATING EXPENSES INDIRECT COSTS

                                                                  TOTAL ANNUAL
                 MANAGEMENT      DISTRIBUTION     OTHER             OPERATING
                    FEES         (12B-1) FEES    EXPENSES           EXPENSES
-------------------------------------------------------------------------------
Member Shares        .10%             None         .22%             .32%b,d
Reward Shares        .10%             None         .13%             .23%c,d


 (a) USAA Shareholder Account Services, the fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee. We will waive this fee if you maintain an account balance of $10,000 or more. See DIVIDENDS AND OTHER DISTRIBUTIONS on page 28 for further information.

 (b) We have voluntarily agreed to limit the Member Shares' Total Annual Operating Expenses to .35% of the ANA of Member Shares, excluding credits from fee offset arrangements, and will reimburse the

                                                                  9 - Prospectus

USAA S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     Member Shares for certain expenses in excess of that amount. We can modify or terminate this arrangement at any time. If the Fund's Member Shares' Total Annual Operating Expense ratio is lower than .35%, the Member Shares will operate at the lower expense ratio.

 (c) We have voluntarily agreed to limit the Reward Shares' Total Annual Operating Expenses to .17% of the ANA of Reward Shares, excluding credits from fee offset arrangements, and will reimburse the Reward Shares for certain expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Reward Shares' Actual Total Annual Operating Expenses would have been as follows:

                                Reimbursement from      Actual Total Annual
           Total Annual           USAA Investment        Operating Expenses
        Operating Expenses      Management Company      After Reimbursement
   -------------------------------------------------------------------------
              .23%                    .06%                       .17%

(d) Through fee offset arrangements, with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. These fee offset arrangements, had no impact on the total expense ratios for the Member Shares and Reward Shares.

       =================================================================
        [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
        =================================================================

     EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in this Fund's Member Shares and Reward Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1)a 5% annual return, (2)the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                     1 YEAR       3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Member Shares         $33          $103         $180         $406
Reward Shares         $24           $74         $130         $293


USAA S&P 500 Index Fund - 10

   --------------------------------------------------------------------------

FUND INVESTMENTS

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the S&P 500 Index.

     The Fund uses the "sampling" method of indexing. Under this approach, the Fund selects a representative sample of stocks from the targeted index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratios, dividend yield, and other characteristics. For example, if 10% of the S&P 500 Index was made up of technology stocks, the Fund would invest approximately 10% of its assets in some, but not all, of the technology stocks included in the S&P 500 Index. This approach generally is less expensive than buying and holding all of the stocks in a particular index.

     [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

     Indexing appeals to many investors because it:

     o    provides   simplicity   through  a   straightforward   market-matching
          strategy,

     o generally provides diversification by investing in a wide variety of companies and industries,

     o tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

                                                                 11 - Prospectus

USAA S&P 500 INDEX FUND
--------------------------------------------------------------------------------


    o usually has relatively low-trading activity, so brokerage commissions tend to be lower.

     [ARROW]  HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

     In seeking to mirror the performance of the S&P 500 Index, NTI will attempt to allocate the investments of the Fund among stocks in approximately the same weightings as the index itself, beginning with the stocks that make up the larger portion of the index's value.

     Over the long term (I.E., periods of three to five years), NTI will seek a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Fund always moves up in value when the S&P 500 Index rises and down in value when the index declines. In the event that the targeted correlation is not achieved, alternative structures may be considered.

     [ARROW]  WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

     Under normal market conditions, the Fund's assets will be invested, as is practical, in stocks included in the S&P 500 Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options.

     The Fund may invest, to a limited extent, in stock index futures and options. The Fund will generally invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. The Fund generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and

USAA S&P 500 Index Fund - 12

   --------------------------------------------------------------------------

     options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Fund invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

       ==================================================================
        [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE
                USED AS A LOWER-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET THAN INVESTING DIRECTLY IN THOSE SECURITIES.
       ==================================================================

     For a description of the futures and options the Fund may use and some of their associated risks, see APPENDIX A on page 34.


FUND MANAGEMENT

     MANAGEMENT AND ADVISORY SERVICES

     USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

             ==========================================================
              [ARROW   TOTAL ASSETS UNDER MANAGEMENT BY
                       USAA INVESTMENT MANAGEMENT COMPANY
                       APPROXIMATELY $42 BILLION AS OF MARCH 31, 2003
             ==========================================================

     We provide investment management services to the Fund pursuant to a Management Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

                                                                 13 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor a subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether a subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to a subadviser. The allocation for a subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocation without shareholder approval.

     For our services, the Fund pays us an annual fee of one-tenth of one percent (.10%) of average net assets, accrued daily and paid monthly. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

     PORTFOLIO MANAGER

     We have entered into a Subadvisory Agreement with Northern Trust Investments, Inc. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60675, to delegate the day-to-day discretionary management of the Fund's assets. Under this agreement, NTI manages the assets of the Fund, subject to the general supervision of the Fund's Board of Directors and us, in accordance with the Fund's investment objective, policies, and restrictions. NTI is compensated by us out of the amounts we receive from the Fund.

     NTI is part of Northern Trust Global Investments (NTGI), the investment arm of Northern Trust Corporation, one of the largest investment managers in the United States. As of March 31, 2003, NTI had assets under management of $210.8 billion and NTGI had assets under management totaling $365.3 billion.

USAA S&P 500 Index Fund - 14

--------------------------------------------------------------------------------

     CHANGE OF SUBADVISERS

     We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

     PORTFOLIO TURNOVER

     Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. The Fund is rebalanced as required to maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. We do not expect the Fund to have a high portfolio turnover rate.

          ===============================================================
           [ARROW] ANNUAL PORTFOLIO TURNOVER RATE MEASURES THE RATE OF
                   TRADING ACTIVITY IN A FUND'S PORTFOLIO OF INVESTMENTS EQUAL TO THE LESSER OF PURCHASES OR SALES, FOR A YEAR, DIVIDED BY AVERAGE TOTAL ASSETS DURING THAT YEAR.
          ===============================================================

     ADMINISTRATIVE SERVICES

     Under an Administration and Servicing Agreement, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .06% of the average daily net assets of the Fund. We may also delegate one or more of our responsibilities to others at our expense.

                                                                15 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

     THE IDEA BEHIND MUTUAL FUNDS

     Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

     USING FUNDS IN AN INVESTMENT PROGRAM

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

USAA S&P 500 Index Fund - 16

--------------------------------------------------------------------------------

HOW TO INVEST

     OPENING AN ACCOUNT

     You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

     TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

     If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

     TAX ID NUMBER

     Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

     EFFECTIVE DATE

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day it is open. If we receive your request and payment prior to that time,

                                                                 17 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

     If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

     MINIMUM INVESTMENTS

     MEMBER SHARES -- INITIAL PURCHASE

     o    $3,000 ($2,000 for IRAs)

     MEMBER SHARES -- ADDITIONAL PURCHASES

     o $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

     REWARD SHARES -- INITIAL PURCHASE

     o $250,000 for new investors; aggregate balance of more than one million dollars held or managed by any USAA company and at least $50,000 in the Fund; or $150,000 for existing investors who are eligible to convert Member Shares into Reward Shares (see HOW TO CONVERT SHARES on page 21.)

     REWARD SHARES -- ADDITIONAL PURCHASES

     o    $50 per transaction minimum, per account.

          ----------------------------------------------------------------------
          NOTE: Reward Shares are not available to SIMPLE IRAs, SEP IRAs, KEOGHs, 403(b) custodian accounts, accounts held in pension plans, profit sharing plans, accounts maintained by financial intermediaries, accounts held by corporations, and other accounts receiving services from IMCO (such as the USAA Strategic Fund Adviser program).
          ----------------------------------------------------------------------

USAA S&P 500 Index Fund - 18

   --------------------------------------------------------------------------

     HOW TO PURCHASE BY . . .

     INTERNET ACCESS - USAA.COM

     o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

     MAIL

     o    To open an account, send your application and check to:

                REGULAR MAIL:
                USAA Investment Management Company
                PO Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Funds transaction confirmation to the transfer agent:

                REGULAR MAIL:
                USAA Investment Management Company
                PO Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240


                                                                 19 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     BANK WIRE

     o To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

     ELECTRONIC FUNDS TRANSFER (EFT)

     o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

     PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

     o If you would like to open a new account or exchange to another Fund in the USAA family of funds, call for instructions.

     USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

     o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

     USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

     o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


USAA S&P 500 Index Fund - 20

-----------------------------------------------------------------------------

HOW TO CONVERT SHARES

     CONVERSION INTO REWARD SHARES

     We will automatically convert Member Shares into Reward Shares if you meet any of the following criteria:

     o    your account balance in the Fund is at least $250,000;

     o you have held shares in the Fund at least three years, your account balance in the Fund is at least $150,000, and you have registered for all available IMCO electronic document delivery through USAA.COM; or

     o you have an aggregate balance of more than one million dollars held or managed by any USAA company and have at least $50,000 in the Fund.

     CONVERSION INTO MEMBER SHARES

     If you no longer meet the requirements for our Reward Shares, the Fund may reclassify your Reward Shares into Member Shares. A decline in your account balance due to redemption or exchange may result in such a conversion. Market movement alone, however, will not result in a conversion. We will notify you in writing before any mandatory conversion into Member Shares.

     PRICING

     If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.


                                                                 21 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

HOW TO REDEEM

     You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

     We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

     HOW TO REDEEM BY . . .

     INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

     o    Access USAA.COM.



USAA S&P 500 Index Fund - 22

   --------------------------------------------------------------------------

     o    Send your written instructions to:

                REGULAR MAIL:
                USAA Investment Management Company
                PO Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

     o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

     o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

     Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1)USAA number and/or account number, (2)the name(s) on the account registration, and (3)Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

     USAA BROKERAGE SERVICES

     o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

                                                                 23 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

     FUND RIGHTS

     The Fund reserves the right to:

     o reject purchase or exchange orders when in the best interest of the Fund

     o limit or discontinue the offering of shares of the Fund without notice to the shareholders

     o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

     o    calculate the NAV per share on a business day that the NYSE is closed

     o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

     o    redeem an account with less than ten shares, with certain limitations

EXCHANGES

     EXCHANGE PRIVILEGE

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares

USAA S&P 500 Index Fund - 24

   --------------------------------------------------------------------------

     in stock certificate form and the shares to be acquired are offered in your state of residence.

     Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

     EXCHANGE LIMITATIONS, EXCESSIVE TRADING

     To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 25 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

SHAREHOLDER INFORMATION

     CURRENT FUND PRICE AND TOTAL RETURN

     For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

     Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

             ==================================================================
                                    FUND FACTS
              INCEPTION DATE                            FUND NUMBER
              Member Shares - May 1, 1996               Member Shares - 34
              Reward Shares - May 1, 2002               Reward Shares - 33

              NEWSPAPER SYMBOL                          TICKER SYMBOL
              Member Shares - S&PIdx                    Member Shares - USSPX
              Reward Share - S&PReward                  Reward Shares - USPRX
            ===================================================================

     You may also access this information through our USAA.COM web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

     You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

USAA S&P 500 Index Fund - 26

   --------------------------------------------------------------------------

     SHARE PRICE CALCULATION

     The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time. The Fund calculates a separate NAV for each class of shares.

            ========================================================
                                        TOTAL ASSETS - LIABILITIES
            [ARROW] NAV PER SHARE  =   ----------------------------
                                       NUMBER OF SHARES OUTSTANDING
            ========================================================

     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

     Over-the-counter securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices.

     Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

                                                                 27 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

     We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

       ====================================================================
        [ARROW]  INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME
                 FROM INTEREST GENERATED BY THE FUND'S INVESTMENTS.

        [ARROW] CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      =====================================================================

     If your account balance is less than $10,000, the transfer agent will automatically deduct a $10 annual account maintenance fee from your account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter. The account maintenance fee may be deducted from the dividend income paid to your account or a sufficient number of shares may be redeemed from your account to pay the account maintenance fee. Any account maintenance fee deducted from the dividend income paid to your account will be treated as taxable income even though not received by you. The annual account maintenance fee may be changed upon at least 30 days' notice to you.

USAA S&P 500 Index Fund - 28

    -------------------------------------------------------------------------

     We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

     TAXES

     This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. Because each investors tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     SHAREHOLDER

     Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as
     long-term   capital  gains  whether  received  in  cash  or  reinvested  in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

     A conversion between classes of shares of the same fund is a nontaxable event. However, a conversion between classes of shares of different funds is a taxable event.

     WITHHOLDING

     Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain

                                                                 29 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

     distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

     o    underreports dividend or interest income or

     o    fails to certify that he or she is not subject to backup withholding.

     To  avoid  this  withholding   requirement,   you  must  certify,  on  your
     application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

     REPORTING

     The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

     SHAREHOLDER MAILINGS

     HOUSEHOLDING

     Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

     ELECTRONIC DELIVERY

     For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the

USAA S&P 500 Index Fund - 30

   --------------------------------------------------------------------------

     election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the financial performance of the Fund's Member and Reward Shares over a five-year period or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Member and Reward Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     The information for the year ended December 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Funds inception through December 31, 2001, was audited by other independent public accounting firms.

                                                                 31 - Prospectus

USAA S&P 500 INDEX FUND
-----------------------------------------------------------------------------

MEMBER SHARES

                                          YEAR ENDED DECEMBER 31,
                     -----------------------------------------------------------------
                         2002          2001        2000          1999          1998
                     -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at
 beginning of period $     17.26   $     19.91  $     22.92  $     19.27   $     15.16
                     -----------------------------------------------------------------
Income (loss) from
 investment operations:

 Net investment income       .21           .21          .23          .25           .21

 Net realized and
  unrealized gain (loss)
  on investments and
  futures transactions     (4.04)        (2.62)       (2.33)        3.71          4.11
                     -----------------------------------------------------------------
Total from investment
 operations                (3.83)        (2.41)       (2.10)        3.96          4.32
                     -----------------------------------------------------------------
Less distributions from:
 Net investment income      (.21)         (.21)        (.24)        (.26)         (.21)
 Realized capital gains       --          (.03)        (.67)        (.05)          --
                     -----------------------------------------------------------------
Total distributions         (.21)         (.24)        (.91)        (.31)         (.21)
                     -----------------------------------------------------------------
Net asset value at
 end of period       $     13.22   $     17.26  $     19.91  $     22.92   $     19.27
                     =================================================================
Total return (%) *        (22.25)       (12.09)       (9.27)       20.67         28.62

SUPPLEMENTAL DATA AND RATIOS

Net assets at end
 of period (000)     $ 1,419,537   $ 2,902,151  $ 2,985,505  $ 3,196,483   $ 1,855,855

Ratios to average
 net assets: **

Expenses (%)                 .23(a)        .18(b,e)     .18(b,e)     .18(b,e)      .18(b,e)

Expenses excluding
 reimbursements (%)          .32           .19(e)       .18(e)       .18(e)        .20(e)

Net investment income (%)   1.33          1.19         1.06         1.25          1.40

Portfolio turnover (%)      9.00(d)      14.00(c)     28.00(c)     13.00(c)       4.00(c)

 * Assumes reinvestment of all dividend income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee. Calculated using net assets adjusted for last day trades and adjustments and could differ from the Lipper reported return.

 **  For  the   year  ended   December   31,  2002,   average  net  assets  were
     $1,955,010,000.

(a) IMCO (the Manager) had voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of the Fund's annual average net assets through April 30, 2002. Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.

(b) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets. Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.

(c) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolios purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.

(d)  Excludes in-kind redemptions.

(e) Includes expenses of the portfolio through August 12, 2001, the date on which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.

USAA S&P 500 INDEX FUND - 32

  -----------------------------------------------------------------------------

REWARD SHARES

                                                            PERIOD ENDED
                                                          DECEMBER 31, 2002*

PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period                      $      16.35
                                                            --------------
Income (loss) from investment operations:
 Net investment income                                               .21(a)
 Net realized and unrealized
  loss on investments and
  futures transactions                                             (3.16)(a)
                                                            ----------------
Total from investment operations                                   (2.95)(a)
                                                            ----------------
Less distributions from
 Net investment income                                              (.18)
                                                            ----------------
Net asset value at end of period                            $      13.22
                                                            ================
Total return (%) **                                               (18.06)
Supplemental Data and Ratios
Net assets at end of period (000)                           $    245,675
Ratios to average net assets: ***
 Expenses (%)                                                        .17(b,c)
 Expenses excluding reimbursements (%)                               .23(b)
 Net investment income (%)                                          1.54(b)
Portfolio turnover (%)                                              9.00(d)

*    Reward Shares were initiated on May 1, 2002.

** Assumes reinvestment of all dividend income distributions during the period. Calculated using net assets adjusted for last day trades and adjustments and could differ from the Lipper reported return.

***  For the  period  ended   December  31,  2002,  average   net   assets  were
     $482,441,000.

(a) Calculated using average shares. For the period ended December 31, 2002, average shares were 35,088,000.

(b)  Annualized.  The ratio is not  necessarily   indicative  of  12  months  of
     operations.

(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through April 30, 2003.

(d)  Excludes in-kind redemptions.

                                                                 33 - Prospectus

                                   APPENDIX A
   --------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE S&P 500 INDEX FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:


     FUTURES CONTRACTS ON STOCK INDICES

     The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Funds investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

     Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

     Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract or options thereon if immediately thereafter


USAA S&P 500 Index Fund - 34

   --------------------------------------------------------------------------

     their margin deposits on its outstanding Futures Contracts and their premium paid on outstanding options thereon would exceed 5% of the net asset value of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

     The Fund also may invest in options on Futures Contracts on stock indices for purposes similar to those described above.

     OPTIONS ON STOCK INDICES

     The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon move ments in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Fund's successful use of options on stock indices will be subject to NTI's, ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     ASSET COVERAGE

     The Fund will cover transactions in futures and related options, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Fund's custodian cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

                                                                 35 - Prospectus

                                   APPENDIX A
-------------------------------------------------------------------------------

     ILLIQUID SECURITIES

     Up to 15% of the Fund's assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

     MONEY MARKET INSTRUMENTS

     The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

     OTHER INVESTMENT COMPANIES

     The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     ADDITIONAL  INFORMATION  ABOUT  THE  FUND'S  INVESTMENT  POLICIES  AND  THE
     SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA S&P 500 Index Fund - 36

                                   APPENDIX B
   --------------------------------------------------------------------------

ADDITIONAL INFORMATION
ON THE S&P 500 INDEX

     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                 37 - Prospectus

USAA S&P 500 INDEX FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA S&P 500 Index Fund - 38

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      PO Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    PO Box 659453
                                    San Antonio, Texas 78265-9825

                     CUSTODIAN      The Northern Trust Company
                                    50 S. LaSalle Street
                                    Chicago, Illinois 60675

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS


               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)


                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

------------------------------------------------------------------------------
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                                                                USAA
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and others electronically.
Sign up at USAA.COM.

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[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES

28082-0503                                  (C) 2003, USAA. All rights reserved.

                                     Part A


                               Prospectus for the
                           Extended Market Index Fund
                               is included herein

USAA
EAGLE
LOGO (R)



                                USAA EXTENDED MARKET
                                          INDEX FUND





               USAA
        INVESTMENTS

                                         [photo]
         One of the
        USAA Family
         of No-Load
       Mutual Funds




                                               PROSPECTUS


May 1, 2003           As with other mutual funds, the Securities and Exchange
                      Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA Extended Market Index Fund
------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------------------------------------------------------------------

OVERVIEW OF AN INDEX FUND                                                   3

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?                  4

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                          5

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?                  7

FEES AND EXPENSES                                                           9

FUND INVESTMENTS                                                           11

FUND AND PORTFOLIO MANAGEMENT                                              15

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                                18

HOW TO INVEST                                                              18

HOW TO REDEEM                                                              22

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS                      24

EXCHANGES                                                                  25

SHAREHOLDER INFORMATION                                                    26

FINANCIAL HIGHLIGHTS                                                       31

APPENDIX A                                                                 33

APPENDIX B                                                                 36

ADDITIONAL FUND INFORMATION                                                38


USAA Extended Market Index Fund - 2

   ------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

     WHAT IS AN INDEX FUND?

     An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

     WHAT IS THE WILSHIRE 4500 COMPLETION INDEX 1?

     The Wilshire 4500 Completion Index (Wilshire 4500 Index), created on December 31, 1983, is a market capitalization-weighted index of approximately 6,000 U.S. equity securities. It measures the performance of all small- and mid-cap stocks regularly traded on the American and New York Stock exchanges and the Nasdaq over-the-counter market. The Wilshire 4500 Index includes all the stocks in the Wilshire 5000 Index except for stocks included in the S&P 500 Index. See APPENDIX B on page 36 for ADDITIONAL INFORMATION ON THE WILSHIRE 4500 INDEX.

     1 "Wilshire 4500" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated and have been sublicensed for our use.


                                                                  3 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The Fund seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of all small- and mid-cap stocks as measured by the Wilshire 5000 Index less the stocks in the S&P 500 Index. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. Unlike other mutual funds that directly acquire and manage their own portfolio securities, we will attempt to achieve the objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

     To track the Wilshire 4500 Index as closely as possible, under normal market conditions, MLQA will normally invest at least 80% of the Extended
     Market Portfolio's assets in stocks of companies or other financial instruments that are included in or correlated with securities in the Wilshire 4500 Index. In seeking to mirror the performance of the Wilshire 4500 Index, MLQA attempts to allocate the Extended Market Portfolio's investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Wilshire 4500 Index as a whole. It will not be MLQA's intent, however, to fully replicate the Wilshire 4500 Index, because the index includes more than 6,000 stocks. MLQA may exclude any Wilshire 4500 Index stock


USAA Extended Market Index Fund - 4

    -------------------------------------------------------------------------


     from the Extended Market Portfolio due to that stock's illiquidity, high transaction costs, or small weighting in the index.

WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

     The primary risks of investing in this Fund are stock market risk, cash flow and tracking error risk, management risk, master-feeder structure risk, and small- and mid-capitalization risk.

     STOCK MARKET RISK

     Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

     CASH FLOW AND TRACKING ERROR RISK

     While the Fund and the Extended Market Portfolio attempt to match the performance of the Wilshire 4500 Index as closely as possible, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund and other investors in the Extended Market Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, it may result in the Extended Market Portfolio having to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Wilshire 4500 Index. Because of the differences between the index and the portfolio of the Extended Market Portfolio, the Fund in turn may not track the Wilshire 4500 Index perfectly. Because this Fund selects a representative sample of stocks from the Wilshire 4500 Index as opposed to investing in each stock


                                                                  5 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     composing the index, tracking error may at times be higher than a fund that invests in each stock of the Wilshire 4500 Index.

     MANAGEMENT RISK

     This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

     MASTER-FEEDER STRUCTURE RISK

     As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Extended Market Portfolio may own fewer stocks than that of the market index, resulting in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Extended Market Portfolio could have effective voting control of the operations of the Extended Market Portfolio.

     SMALL- AND MID-CAPITALIZATION RISK

     Small- and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies. In addition, small- and mid-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.


USAA Extended Market Index Fund - 6

   -------------------------------------------------------------------------

     Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

     Yes, it could. MLQA attempts to keep the Extended Market Portfolio fully invested in securities that are representative of the Wilshire 4500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the portfolio of the Extended Market Portfolio.

     The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

     TOTAL RETURN

     All mutual funds must use the same formula to calculate TOTAL RETURN.

               ==========================================================
               [ARROW]  TOTAL RETURN MEASURES THE PRICE CHANGE IN A
                        SHARE ASSUMING THE REINVESTMENT OF ALL
                        DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
                =========================================================

                                                                  7 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------


BAR CHART

              CALENDAR YEAR          TOTAL RETURN
                   2001*               -9.03%
                   2002                -18.20%

             *Fund began operations on October 27, 2000.

                          THREE-MONTH YTD TOTAL RETURN
                                -3.09% (3/31/03)

          BEST QUARTER**                     WORST QUARTER**
          18.93% 4th Qtr. 2001         -20.27% 3rd Qtr. 2001

     ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Wilshire 4500 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions and (2) assumes that you paid taxes on the Fund's distributions and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In the example that assumes all Fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation

USAA Extended Market Index Fund - 8

   -------------------------------------------------------------------------

     assumes that you received a tax deduction for the loss incurred on the sale. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

     Remember,   historical  performance  (before  and  after  taxes)  does  not necessarily indicate what will happen in the future.


                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                               SINCE INCEPTION
EXTENDED MARKET INDEX FUND                        PAST 1 YEAR     10/27/00

Return Before Taxes                                 -18.20%        -15.28%

Return After Taxes on Distributions                 -18.34%        -15.64%

Return After Taxes on Distributions
and Sale of Fund Shares                             -11.17%        -12.12%

Wilshire 4500 Index (reflects no deduction
for fees, expenses, or taxes)                       -17.80%        -15.79%


FEES AND EXPENSES

     This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

     SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

     There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

     Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include

                                                                  9 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     expenses such as custodian, transfer agent, and legal fees. The figures below are based upon the actual expenses of the Fund, before reimbursements, and the Extended Market Portfolio combined during the past fiscal year ended December 31, 2002, and are calculated as a percentage of average net assets (ANA).

        MANAGEMENT      DISTRIBUTION        OTHER             TOTAL ANNUAL
           FEES         (12B-1) FEES       EXPENSES        OPERATING EXPENSES
     --------------------------------------------------------------------------
            .39%            None             .93%                 1.32%a,b

     a Total Annual Operating Expenses and the Example below reflect the aggregate operating expenses (before reimbursements) of both the Fund and the Extended Market Portfolio.

     b We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to .50% of its ANA and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. Up to October 27, 2003, we may recover from the Fund amounts reimbursed, subject to certain limitations. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                               Reimbursement from            Actual Fund
           Total Annual          USAA Investment         Operating Expenses
        Operating Expenses      Management Company      After Reimbursement
        ---------------------------------------------------------------------
               1.32%                  .82%                      .50%

       =================================================================
        [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
        =================================================================

     EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

              1 YEAR       3 YEARS        5 YEARS          10 YEARS
            ----------------------------------------------------------
               $134          $418          $723             $1,590


USAA Extended Market Index Fund - 10

   ------------------------------------------------------------------------

FUND INVESTMENTS

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the Wilshire 4500 Index.

     The Fund uses the "sampling" method of indexing. Under this approach, the Fund selects a representative sample of stocks from the targeted index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratios, dividend yield, and other characteristics. For example, if 10% of the Wilshire 4500 Index was made up of technology stocks, the Extended Market Portfolio would invest approximately 10% of its assets in some, but not all, of the technology stocks included in the Wilshire 4500 Index. This approach generally is less expensive than buying and holding all of the stocks in a particular index.

     [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

     Indexing appeals to many investors because it:

     o  provides simplicity through a straightforward market- matching strategy,

     o generally provides diversification by investing in a wide variety of companies and industries,

     o tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

                                                                 11 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     o usually has relatively low trading activity, so brokerage commissions tend to be lower.

     [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

     In seeking to match the performance of the Wilshire 4500 Index, MLQA will attempt to allocate the investments of the Extended Market Portfolio so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Wilshire 4500 Index as a whole.

     Over the long term, MLQA will seek a correlation between the performance of the Extended Market Portfolio, before expenses, and that of the Wilshire
     4500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Extended Market Portfolio always moves up in value when the Wilshire 4500 Index rises and down in value when the index declines. In the event unlikely that the targeted correlation is not achieved, alternative structures may be considered.

     [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

     Under normal market conditions, the Extended Market Portfolio's assets generally will be invested in stocks or other financial instruments, which are components of or correlated with the Wilshire 4500 Index. Consistent with these conditions, the Extended Market Portfolio may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees or to maintain full exposure to the index.

     The Extended Market Portfolio may, to a limited extent, invest in stock index futures and options. The Extended Market Portfolio will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the

USAA Extended Market Index Fund - 12

   --------------------------------------------------------------------------

     futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Extended Market Portfolio invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the Portfolio will limit transactions in futures and options on futures to financial futures contracts (I.E., contracts for which the underlying asset is a securities or interest rate index) purchased or sold for anticipatory hedging purposes. The Portfolio will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

       ==================================================================
        [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE
                USED AS A LOWER-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET THAN INVESTING DIRECTLY IN THOSE SECURITIES.
       ==================================================================

     For a description of the futures and options the Extended Market Portfolio may use and some of their associated risks, see APPENDIX A on page 33.

     The Extended Market Portfolio may also invest in illiquid securities and repurchase agreements and may engage in securities lending.

     [ARROW] HOW DO FUNDS IN A MASTER-FEEDER STRUCTURE OPERATE?

     The Extended Market Portfolio is considered a master fund. The Extended Market Index Fund is considered a feeder fund and invests all of its assets in the Extended Market Portfolio. The Extended Market Portfolio may also accept investments from other feeder funds, typically mutual funds or institutional investors. All feeder funds will invest in the Extended Market

                                                                 13 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     Portfolio under the same terms and conditions and will bear the Extended Market Portfolio's expenses in proportion to their assets. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. Therefore, investors in different feeder funds may experience different returns.

     The Extended Market Index Fund may withdraw its investment from the Extended Market Portfolio at any time if the Board of Directors determines that it is in the best interest of the Fund's shareholders to do so. Certain changes in the Extended Market Portfolio's investment objective, policies, or restrictions may require the Fund to withdraw its interest in the Extended Market Portfolio. Upon any such withdrawal, we would become responsible for directly managing the assets of the Fund. In addition, the Board of Directors would then consider whether to invest in a different master portfolio or take other action, such as the selection of a subadviser. See APPOINTMENT OF SUBADVISERS on page 17 for additional information.

                              HOW A MASTER-FEEDER
                             STRUCTURE OPERATIONS:

                           You buy shares in the Fund

                                  [down arrow]

                                The Fund invests
                                in the Portfolio

                                  [down arrow]

                            The Portfolio invests in
                           Wilshire 4500 Index stocks
                              and other securities

USAA Extended Market Index Fund - 14

   -------------------------------------------------------------------------

FUND AND PORTFOLIO MANAGEMENT

     The Board of Directors supervises the business affairs of the Fund, while the business affairs of the Extended Market Portfolio are subject to the supervision of its Board of Trustees. No director of the Fund also serves as a trustee of the Extended Market Portfolio.

     MANAGEMENT AND ADVISORY SERVICES

     USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

            ==========================================================
              [ARROW   TOTAL ASSETS UNDER MANAGEMENT BY
                       USAA INVESTMENT MANAGEMENT COMPANY
                       APPROXIMATELY $42 BILLION AS OF MARCH 31, 2003
             ==========================================================

     We provide certain management services to the Fund pursuant to a Management Agreement. We are responsible for monitoring the services provided to the Extended Market Portfolio by MLQA, subject to the authority of and supervision by the Fund's Board of Directors. We receive no fee for providing these monitoring services. Investment of the Fund's assets in the Extended Market Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment. However, in the event the Fund's Board of Directors determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, we would be responsible for directly managing the assets of the Fund. In such event, the Fund would pay us an annual fee of three-tenths of one percent (.30%) of average net assets, accrued daily and paid monthly. In addition to providing investment management services, we also provide administration, shareholder

                                                                 15 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

     We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund's average annual net assets exceed .50% of the Fund. Under this excess expense agreement, the Fund is required to pay us back the amount waived in subsequent years through October 27, 2003, but only if the additional payments do not cause the Fund's total expenses to exceed .50% of the Fund's average annual net assets.

     At the present time, the Fund seeks to achieve its investment objective by investing all of the Fund's assets in the Extended Market Portfolio. The Extended Market Portfolio has retained the services of Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P.,
     (FAM) located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, as investment adviser.

     Under its Amended and Restated Management Agreement, MLQA receives a fee from the Extended Market Portfolio, computed daily and paid monthly, at the annual rate of .01% of the average daily net assets of the Extended Market Portfolio.

     PORTFOLIO MANAGER

     MLQA is a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. FAM is an affiliate of Merrill Lynch Investment Managers, L.P. (MLIM), which is a wholly owned subsidiary of Merrill Lynch & Co. MLIM is one of the world's largest global investment management organizations and had approximately $442 billion in investment company and other portfolio assets under management as of March 31, 2003. FAM has both the experience and expertise to offer a broad range of investment services to many diversified market segments.

USAA Extended Market Index Fund - 16

   --------------------------------------------------------------------------

     APPOINTMENT OF SUBADVISERS

     We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to withdraw the Fund's interest from the Extended Market Portfolio and retain a subadviser to manage the Fund outside of a master-feeder structure or subsequently to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

     PORTFOLIO TURNOVER

     Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. We do not expect the Portfolio to have a high portfolio turnover rate.

          ===============================================================
           [ARROW] ANNUAL PORTFOLIO TURNOVER RATE MEASURES THE RATE OF
                   TRADING ACTIVITY IN A FUND'S PORTFOLIO OF INVESTMENTS EQUAL TO THE LESSER OF PURCHASES OR SALES, FOR A YEAR, DIVIDED BY AVERAGE TOTAL ASSETS DURING THAT YEAR.
          ===============================================================

     ADMINISTRATIVE AND SUBADMINISTRATIVE SERVICES

     Under an Administration and Servicing Agreement, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .38%. Up to .10% of this fee shall be paid to MLQA for subadministrative services provided on our behalf. We may also delegate one or more of our responsibilities to others at our expense.

                                                                 17 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

     THE IDEA BEHIND MUTUAL FUNDS

     Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

     USING FUNDS IN AN INVESTMENT PROGRAM

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision.

     This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

     OPENING AN ACCOUNT

     You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You


USAA Extended Market Index Fund - 18

   --------------------------------------------------------------------------

     should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.


     TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

     If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

     TAX ID NUMBER

     Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

     EFFECTIVE DATE

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.


                                                                 19 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

     MINIMUM INVESTMENTS

     INITIAL PURCHASE

     o    $3,000 ($2,000 for IRAs)

     ADDITIONAL PURCHASES


     o $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

     HOW TO PURCHASE BY...

     INTERNET ACCESS - USAA.COM

     o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

     MAIL

     o    To open an account, send your application and check to:

                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825


USAA Extended Market Index Fund - 20

   ---------------------------------------------------------------------------


                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     BANK WIRE

     o To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

     ELECTRONIC FUNDS TRANSFER (EFT)

     o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

     PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

     o If you would like to open a new account or exchange to another Fund in the USAA family of funds, call for instructions.


                                                                 21 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

     o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

     USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

     o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

     You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

     We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains

USAA Extended Market Index Fund - 22

   ---------------------------------------------------------------------------

     or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.


     HOW TO REDEEM BY...

     INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

     o    Access USAA.COM.

     o    Send your written instructions to:


                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

     o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

     o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

                                                                 23 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/ other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

     USAA BROKERAGE SERVICES

     o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

     FUND RIGHTS

     The Fund reserves the right to:

     o reject purchase or exchange orders when in the best interest of the Fund

     o limit or discontinue the offering of shares of the Fund without notice to the shareholders

     o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the

USAA Extended Market Index Fund - 24

   --------------------------------------------------------------------------

          Board of Directors and the required notice has been given to shareholders

     o    calculate the NAV per share on a business day that the NYSE is closed

     o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

     o    redeem an account with less than ten shares, with certain limitations

EXCHANGES

     EXCHANGE PRIVILEGE

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

     Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE  ACCOUNT WITH USAA BROKERAGE
     SERVICES,   PLEASE  CONTACT  USAA  BROKERAGE  SERVICES  REGARDING  EXCHANGE
     POLICIES. THESE SHARES WILL BECOME

                                                                 25 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     The Fund has undertaken certain procedures regarding telephone transactions as described on page 24.

     EXCHANGE LIMITATIONS, EXCESSIVE TRADING


     To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

     CURRENT FUND PRICE AND TOTAL RETURN

     For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press FUND NUMBER 73 followed by the pound sign (#) when asked for a fund code.

     Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

USAA Extended Market Index Fund - 26

   --------------------------------------------------------------------------


                  ===========================================
                                   FUND FACTS
                   INCEPTION DATE              FUND NUMBER
                   October 27, 2000            73

                   NEWSPAPER SYMBOL            TICKER SYMBOL
                   ExtMktIn                    USMIX
                  ===========================================

     You may also access this information through our USAA.COM web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

     You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

     SHARE PRICE CALCULATION

     The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

            ========================================================
                                        TOTAL ASSETS - LIABILITIES
            [ARROW] NAV PER SHARE  =   ----------------------------
                                       NUMBER OF SHARES OUTSTANDING
            ========================================================

     The Fund's investment in the Extended Market Portfolio is valued at the NAV of the Extended Market Portfolio's shares held by the Fund, which is calculated on the same day and time as the Fund. The assets of the Extended Market Portfolio are valued generally by using available market quotations or at fair value as determined in good faith by or under the direction of the Extended Market Portfolio's Board of Trustees.


                                                                 27 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

     DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

     We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

       ====================================================================
        [ARROW]  INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME
                 FROM INTEREST GENERATED BY THE FUND'S INVESTMENTS.

        [ARROW] CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      =====================================================================

     We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

USAA Extended Market Index Fund - 28

   --------------------------------------------------------------------------

     TAXES

     This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     SHAREHOLDER

     Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as
     long-term   capital  gains  whether  received  in  cash  or  reinvested  in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

     WITHHOLDING

     Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

     o   underreports dividend or interest income or

     o   fails to certify that he or she is not subject to backup withholding.

                                                                 29 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

     To  avoid  this  withholding   requirement,   you  must  certify,  on  your
     application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

     REPORTING

     The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

     SHAREHOLDER MAILINGS

     HOUSEHOLDING

     Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

    ELECTRONIC DELIVERY

     For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


USAA Extended Market Index Fund - 30

   --------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     The information for the year ended December 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through December 31, 2001, was audited by another independent public accounting firm.

                                                                 31 - Prospectus

USAA Extended Market Index Fund
------------------------------------------------------------------------------

                                                 YEAR ENDED         PERIOD ENDED
                                                DECEMBER 31,        DECEMBER 31,
                                             -----------------------------------
                                               2002        2001        2000 *
                                             -----------------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period       $  8.35    $   9.36     $ 10.00
                                             -----------------------------------
Income (loss) from investment operations:
    Net investment income                        .04         .10         .03(b)
    Net realized and unrealized loss on
      investments and futures transactions     (1.56)       (.95)       (.67)(b)
                                             -----------------------------------
Total from investment operations               (1.52)       (.85)       (.64)(b)
                                             -----------------------------------
Less distributions:
    From net investment income                  (.03)       (.12)         -
    From realized capital gains                  -          (.04)         -
                                             -----------------------------------
Total distributions                             (.03)       (.16)         -
                                             -----------------------------------
Net asset value at end of period             $  6.80    $   8.35     $  9.36
                                             ===================================
Total return (%) **                           (18.20)      (9.03)      (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)            $25,303    $ 17,372     $20,795

Ratios to average net assets: ***
    Net investment income (%)                    .73         .97        1.54(a)
    Expenses, including expenses of the Master
      Extended Market Index Series (%)           .50         .50         .50(a)
    Expenses before reimbursements,
      including expenses of the Master
      Extended Market Index Series (%)          1.32        1.61        2.81(a)

Portfolio turnover (%) ****                    28.14       97.51        8.88


*    Fund commenced operations on October 27, 2000.

** Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

***  For the year ended December 31, 2002, average net assets were $22,181,000.

**** Represents the portfolio  turnover rate of the Master Extended Market Index
     Series.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b)  Calculated using average shares.

USAA Extended Market Index Fund - 32

                                   APPENDIX A
   --------------------------------------------------------------------------

THE  FOLLOWING  ARE  DESCRIPTIONS  OF CERTAIN  POLICIES OF THE  EXTENDED  MARKET
PORTFOLIO  AND  TYPES OF  SECURITIES  IN WHICH  THE  PORTFOLIO'S  ASSETS  MAY BE
INVESTED:

     FUTURES CONTRACTS ON STOCK INDICES

     The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

     Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

     Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The
     Portfolio will limit transactions in futures and options on futures to financial futures contracts (I.E., contracts for which the underlying asset is a securities or interest

                                                                 33 - Prospectus

                                  APPENDIX A
   --------------------------------------------------------------------------

     rate index) purchased or sold for anticipatory hedging purposes. The Portfolio will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

     OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

     The Portfolio may also invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

     OPTIONS ON STOCK INDICES

     The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Portfolio's successful use of options on stock indices will be subject to MLQA's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     ASSET COVERAGE

     The Portfolio will cover transactions in futures and related options, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Portfolio's custodian cash or liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

USAA Extended Market Index Fund - 34

   --------------------------------------------------------------------------

     ILLIQUID SECURITIES

     The Portfolio may invest up to 15% of the market value of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Portfolio has valued the securities.

     MONEY MARKET INSTRUMENTS

     The Portfolio's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Portfolio's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

     OTHER INVESTMENT COMPANIES

     The Portfolio may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE PORTFOLIO MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 35 - Prospectus

                                  APPENDIX B
   --------------------------------------------------------------------------

ADDITIONAL INFORMATION
ON THE WILSHIRE 4500 INDEX

     "Wilshire 4500" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated and have been sublicensed for use by USAA Mutual Fund, Inc. from Fund Asset Management, L.P. (FAM).

     The USAA Extended Market Index Fund and the Master Extended Market Index Series of the Quantitative Master Series Trust are not sponsored, endorsed, sold, or promoted by Wilshire. Wilshire makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the Wilshire 4500 Index to track general stock market performance. Wilshire's only relationship to the Licensee is the licensing of certain trademarks and trade names of Wilshire and the use of the Wilshire Indices. The Wilshire 4500 Index is composed and calculated without regard to the Licensee or the Fund. Wilshire has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing, or calculating the Wilshire 4500 Index. Wilshire does not guarantee the accuracy and/or the completeness of the Wilshire 4500 Index or any data included therein, and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Wilshire 4500 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 4500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

USAA Extended Market Index Fund - 36

                                     NOTES

                                                                 37 - Prospectus

USAA Extended Market Index Fund
-----------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Extended Market Index Fund - 38

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      P.O. Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    P.O. Box 659453
                                    San Antonio, Texas 78265-9825

                     CUSTODIAN      Chase Manhattan Bank
                                    4 Chase MetroTech, 18th Floor
                                    Brooklyn, New York 11245


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

------------------------------------------------------------------------------
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LOGO (R)]                                                   U.S. Postage
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                                                                USAA
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Receive this document
and others electronically.
Sign up at USAA.COM.

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[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES

42886-0503                                  (C) 2003, USAA. All rights reserved.

                                     Part A


                               Prospectus for the
                              Nasdaq-100 Index Fund
                               is included herein

USAA
EAGLE
LOGO (R)

                                USAA NASDAQ-100
                                          INDEX FUND



               USAA
        INVESTMENTS

                                         [photo]
         One of the
        USAA Family
         of No-Load
       Mutual Funds


                                               PROSPECTUS


May 1, 2003           As with other mutual funds, the Securities and Exchange
                      Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------------------------------------------------------------

OVERVIEW OF AN INDEX FUND                                          3

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?         4

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                 5

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?         7

FEES AND EXPENSES                                                  9

FUND INVESTMENTS                                                  11

FUND MANAGEMENT                                                   13

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                       16

HOW TO INVEST                                                     16

HOW TO REDEEM                                                     20

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS             22

EXCHANGES                                                         23

SHAREHOLDER INFORMATION                                           24

FINANCIAL HIGHLIGHTS                                              30

APPENDIX A                                                        32

APPENDIX B                                                        36

ADDITIONAL FUND INFORMATION                                       38


USAA Nasdaq-100 Index Fund - 2

   ------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

     WHAT IS AN INDEX FUND?

     An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

     WHAT IS THE NASDAQ-100 INDEX 1?

     The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. See APPENDIX B on page 36 for ADDITIONAL INFORMATION ON THE NASDAQ-100 INDEX.

1 Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use.

                                                                  3 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

     The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. We have retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets.

     Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

     The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/ wholesale trade and biotechnology. It does not contain financial companies including investment companies.

     Barclays will normally invest in all the stocks in the Nasdaq-100 Index in roughly the same proportions as their weightings in the index. While Barclays attempts to replicate the index, there may be times when the Fund and the index do not match exactly. At times, Barclays may purchase a stock not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the index's performance, for example, in anticipation of a stock being added to the index.

USAA Nasdaq-100 Index Fund - 4

   -----------------------------------------------------------------------

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

     The primary risks of investing in this Fund are stock market risk, sector risk, cash flow and tracking error risk, nondiversification risk, foreign investing risk, and management risk.

     STOCK MARKET RISK

     Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

     SECTOR RISK

     The returns from a specific type of security may trail returns from other asset classes or the overall market. For example, the stocks that make up the index are currently heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund's performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

     CASH FLOW AND TRACKING ERROR RISK

     While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Nasdaq-100 Index. Because of the differences between the index and the Fund's portfolio, the Fund may not track the Nasdaq-100 Index perfectly.

                                                                  5 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     NONDIVERSIFICATION RISK

     The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

     FOREIGN INVESTING RISK

     Because the Fund may invest in securities of foreign issuers, it is subject to the risks of foreign investing. These risks include currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability.

     MANAGEMENT RISK

     This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

     Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Nasdaq-100 Index Fund - 6

   -----------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

     Yes, it could. Barclays attempts to keep the Fund's portfolio fully invested in securities that are representative of the Nasdaq-100 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

     The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

     TOTAL RETURN

     All mutual funds must use the same formula to calculate TOTAL RETURN.

               ==========================================================
               [ARROW]  TOTAL RETURN MEASURES THE PRICE CHANGE IN A
                        SHARE ASSUMING THE REINVESTMENT OF ALL
                        DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
                =========================================================

                                                                  7 - Prospectus

USAA Nasdaq-100-Index Fund
--------------------------------------------------------------------------

BAR CHART

              CALENDAR YEAR          TOTAL RETURN
                   2001*              -33.48%
                   2002               -37.90%

             *Fund began operations on October 27, 2000.

                          THREE-MONTH YTD TOTAL RETURN
                                3.19% (3/31/03)

             BEST QUARTER**                        WORST QUARTER**
             34.46% 4th Qtr. 2001            -36.33% 3rd Qtr. 2001

       ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Nasdaq-100 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions and (2) assumes that you paid taxes on the Fund's distributions and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In the example that assumes all Fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that you received a tax deduction for the loss incurred

USAA Nasdaq-100 Index Fund - 8

   -----------------------------------------------------------------------

     on the sale. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

     Remember,   historical  performance  (before  and  after  taxes)  does  not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                              SINCE INCEPTION
NASDAQ-100 INDEX FUND                          PAST 1 YEAR        10/27/00

Return Before Taxes                             -37.90%          -41.28%

Return After Taxes on Distributions             -37.90%          -41.29%

Return After Taxes on Distributions
and Sale of Fund Shares                         -23.27%          -30.63%

Nasdaq-100 Index (reflects no deduction
for fees, expenses, or taxes)                   -37.58%          -40.86%

FEES AND EXPENSES

     This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

     SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

     There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

     Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and

                                                                  9 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     transfer agent fees fees. The figures below show actual expenses, before reimbursements, during the past fiscal year ended December 31, 2002, and are calculated as a percentage of average net assets (ANA).

         MANAGEMENT        DISTRIBUTION           OTHER        TOTAL ANNUAL
           FEES            (12B-1) FEES         EXPENSES    OPERATING EXPENSES
-------------------------------------------------------------------------------

           .20%               None                1.17%            1.37%a,b

 a We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 1.00% of its ANA, as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. Up to October 27, 2003, under an excess expense plan, we may recover from the Fund amounts reimbursed, subject to certain limitations. With this reimbursement, the Fund's Actual Total Annual Operating Expenses would have been as follows:

                                  Reimbursement from           Actual Fund
           Total Annual             USAA Investment         Operating Expenses
        Operating Expenses         Management Company      After Reimbursement
       ------------------------------------------------------------------------

              1.37%                     .37%                      1.00%

 b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements, which had no impact on the expense ratio for the most recent fiscal year.

       =================================================================
        [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
        =================================================================

     EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

         1 YEAR          3 YEARS          5 YEARS         10 YEARS
      -----------------------------------------------------------------
          $139            $434              $750            $1,646

USAA Nasdaq-100 Index Fund - 10

   -----------------------------------------------------------------------

FUND INVESTMENTS

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the Nasdaq-100 Index.

     The Fund uses the "replication" method of indexing. Under this approach, the Fund holds each stock found in the target index in approximately the same proportions as represented in the index itself. For example, if 5% of the Nasdaq-100 Index were made up of the stock of a specific company, a fund tracking that index (such as the Nasdaq-100 Index Fund) would invest approximately 5% of its assets in that company.

     [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

     Indexing appeals to many investors because it:

     o provides simplicity through a straightforward  market-matching  strategy,

     o generally provides diversification by investing in a wide variety of companies and industries,

     o tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

     o usually has relatively low trading activity, so brokerage commissions tend to be lower.

                                                                 11 - Prospectus

USAA Nasdaq-100-Index Fund
--------------------------------------------------------------------------

     [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

     In seeking to mirror the performance of the Nasdaq-100 Index, Barclays will attempt to allocate the investments of the Nasdaq-100 Index Fund among stocks in approximately the same weightings as the index itself, beginning with the stocks that make up the larger portion of the index's value.

     Over the long term (I.E., periods of three to five years), Barclays will seek a correlation between the performance of the Fund, before expenses, and that of the Nasdaq- 100 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Fund always moves up in value when the Nasdaq-100 Index rises and down in value when the index declines. In the event that the targeted correlation is not achieved, alternative structures may be considered.

     [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

     Under normal market conditions, the Fund's assets generally will be invested in stocks included in the Nasdaq-100 Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

     The Fund may invest, to a limited extent, in stock index futures and options. The Fund will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

     If the Fund invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums

USAA Nasdaq-100-Index Fund - 12

   --------------------------------------------------------------------------

     required to make those investments will not exceed 5% of the Fund's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

       ==================================================================
        [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE
                USED AS A LOWER-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET THAN INVESTING DIRECTLY IN THOSE SECURITIES.
       ==================================================================

     For a description of the futures and options the Fund may use and some of their associated risks, see APPENDIX A on page 32.

FUND MANAGEMENT

     MANAGEMENT AND ADVISORY SERVICES

     USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

             ==========================================================
              [ARROW   TOTAL ASSETS UNDER MANAGEMENT BY
                       USAA INVESTMENT MANAGEMENT COMPANY
                       APPROXIMATELY $42 BILLION AS OF MARCH 31, 2003
             ==========================================================

     We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

     The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor a subadviser's performance through quantitative and qualitative analysis, and periodically

                                                                 13 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     report to the  Fund's  Board of  Directors  as to  whether  a  subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to a subadviser. The allocation for a subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

     For our services, the Fund pays us an annual fee. The fee is computed at one-fifth of one percent (.20%) of average net assets. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

     We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund's average annual net assets exceed 1.00%. Under an excess expense agreement, the Fund is required to pay us back the amount waived in subsequent years through October 27, 2003, but only if the additional payments do not cause the Fund's total expenses to exceed .85% of the Fund's average annual net assets.

     PORTFOLIO MANAGER

     We have entered into a Subadvisory Agreement with Barclays Global Fund Advisors (Barclays), located at 45 Fremont Street, San Francisco, California 94105, to delegate the day-to-day discretionary management of the Fund's assets. Under this agreement, Barclays manages the assets of the Fund, subject to the general supervision of the Fund's Board of Directors and us, in accordance with the Fund's investment objective, policies, and restrictions.

     Barclays is compensated by us out of the amounts we receive from the Fund. We may terminate the Subadvisory Agreement upon 60 days' notice.

     Barclays is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC). Barclays has provided asset management, administration, and

USAA Nasdaq-100 Index Fund - 14

   ------------------------------------------------------------------------

     advisory  services for over 25 years.  As of December  31,  2002,  Barclays
     Global  Investors  and  its  affiliates,   including   Barclays,   provided
     investment advisory services for over $746 billion of assets.


CHANGE OF SUBADVISERS

     We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

     ADMINISTRATIVE SERVICES

     Under an Administration and Servicing Agreement with the Fund, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .35% of average net assets. We may also delegate one or more of our responsibilities to others at our expense.

     PORTFOLIO TURNOVER

     Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. We do not expect the Fund to have a high portfolio turnover rate.


          ===============================================================
           [ARROW] ANNUAL PORTFOLIO TURNOVER RATE MEASURES THE RATE OF
                   TRADING ACTIVITY IN A FUND'S PORTFOLIO OF INVESTMENTS, EQUAL TO THE LESSER OF PURCHASES OR SALES, FOR A YEAR, DIVIDED BY AVERAGE TOTAL ASSETS DURING THAT YEAR.
          ===============================================================

                                                                 15 - Prospectus

USAA Nasdaq-100Index Fund
--------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

     THE IDEA BEHIND MUTUAL FUNDS

     Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

     USING FUNDS IN AN INVESTMENT PROGRAM

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

     OPENING AN ACCOUNT

     You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You

USAA Nasdaq-100-Index Fund - 16

   ------------------------------------------------------------------------

     should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

     TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

     If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

     TAX ID NUMBER

     Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.


     EFFECTIVE DATE

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

                                                                 17 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

     MINIMUM INVESTMENTS

     INITIAL PURCHASE

     o    $3,000 ($2,000 for IRAs)

     ADDITIONAL PURCHASES


     o $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

     HOW TO PURCHASE BY...

     INTERNET ACCESS - USAA.COM

     o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

     MAIL

     o    To open an account, send your application and check to:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P.O. Box 659453
                  San Antonio, TX 78265-9825

USAA Nasdaq-100-Index Fund - 18

   --------------------------------------------------------------------------

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240

     o To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P.O. Box 659453
                  San Antonio, TX 78265-9825

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240

     BANK WIRE


     o To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

     ELECTRONIC FUNDS TRANSFER (EFT)

     o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

     PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)


     o If you would like to open a new account or exchange to another Fund in the USAA family of funds, call for instructions.

                                                                 19 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

     o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

     USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

     o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

     You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

     We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains

USAA Nasdaq-100 Index Fund - 20
--------------------------------------------------------------------------

     or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.


     HOW  TO REDEEM BY...

     INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

     o    Access USAA.COM.

     o    Send your written instructions to:

                  REGULAR MAIL:
                  USAA Investment Management Company
                  P.O. Box 659453
                  San Antonio, TX 78265-9825

                  REGISTERED OR EXPRESS MAIL:
                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78240

     o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

     o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

                                                                 21 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

     Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/ other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

     USAA BROKERAGE SERVICES

     o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

     FUND RIGHTS

     The Fund reserves the right to:

     o reject purchase or exchange orders when in the best interest of the Fund

     o limit or discontinue the offering of shares of the Fund without notice to the shareholders

     o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for

USAA Nasdaq-100 Index Fund - 22

     -------------------------------------------------------------------------

          example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

     o    calculate the NAV per share on a business day that the NYSE is closed

     o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

     o    redeem  an  account   with  less  than  ten   shares,   with   certain
          limitations

EXCHANGES

     EXCHANGE PRIVILEGE

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

     Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

                                                                 23 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.


     EXCHANGE LIMITATIONS, EXCESSIVE TRADING

     To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

     CURRENT FUND PRICE AND TOTAL RETURN

     For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press FUND NUMBER 74 followed by the pound sign (#) when asked for a fund code.

     Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the

USAA Nasdaq-100-Index Fund - 24

   -------------------------------------------------------------------------

     appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                  ===========================================
                                   FUND FACTS
                   INCEPTION DATE              FUND NUMBER
                   October 27, 2000            74

                   NEWSPAPER SYMBOL            TICKER SYMBOL
                   Nasdaq-100                  USNQX
                  ===========================================

     You may also access this information through our USAA.COM web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

     You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

     SHARE PRICE CALCULATION

     The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

            ========================================================
                                        TOTAL ASSETS - LIABILITIES
            [ARROW] NAV PER SHARE  =   ----------------------------
                                       NUMBER OF SHARES OUTSTANDING
            ========================================================

     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on

                                                                 25 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     Over-the-counter securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

     Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.


USAA Nasdaq-100 Index Fund - 26

   -------------------------------------------------------------------------

     DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

     We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

      =====================================================================
        [ARROW]  INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME
                 FROM INTEREST GENERATED BY THE FUND'S INVESTMENTS.

        [ARROW] CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      =====================================================================

     We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

     TAXES

     This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes.

                                                                 27 - Prospectus

USAA Nasdaq-100 Index Fund
--------------------------------------------------------------------------

     Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     SHAREHOLDER

     Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time you have held Fund shares, distributions of net capital gains (i.e., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as
     long-term   capital  gains  whether  received  in  cash  or  reinvested  in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

     WITHHOLDING

     Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

     o underreports dividend or interest income or

     o fails to certify that he or she is not subject to backup withholding.

     To  avoid  this  withholding   requirement,   you  must  certify,  on  your
     application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

USAA Nasdaq-100 Index Fund - 28

   --------------------------------------------------------------------------

     REPORTING

     The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

     SHAREHOLDER MAILINGS

     HOUSEHOLDING

     Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

     ELECTRONIC DELIVERY

     For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

                                                                29 - Prospectus
USAA Nasdaq-100 Index Fund
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     The information for the year ended December 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through December 31, 2001, was audited by another independent public accounting firm.

 USAA Nasdaq-100 Index Fund - 30

   ------------------------------------------------------------------------

                                                 YEAR ENDED        PERIOD ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                            ------------------------------------
                                               2002       2001        2000*
                                            ------------------------------------
Net asset value at beginning of period     $   5.05     $   7.57     $ 10.00
                                           -------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                 (.02)(a)     (.02)(a)      .01(a)
  Net realized and unrealized loss on
    investments and futures transactions      (1.90)(a)    (2.50)(a)   (2.44)(a)
                                           -------------------------------------
Total from investment operations              (1.92)(a)    (2.52)(a)   (2.43)(a)
                                           -------------------------------------
Net asset value at end of period           $   3.13     $   5.05     $  7.57
                                           =====================================
Total return (%) **                          (38.02)      (33.48)     (24.20)
Net assets at end of period (000)          $ 52,878     $ 58,925     $28,667
Ratio of expenses to average
  net assets (%) ***                            .85(b)       .85(b)      .85(c)

Ratio of expenses to average net assets
   excluding reimbursements (%) ***            1.37(b)      1.61(b)     2.56(c)

Ratio of net investment income (loss)
   to average net assets(%) ***                (.66)        (.37)        .37(c)
Portfolio turnover (%)                        11.01        17.98        3.58


*      Fund commenced operations on October 27, 2000.

** Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.

***    For  the  year  ended   December  31,  2002,   average  net  assets  were
       $54,113,000.

(a) Calculated using average shares. For the year ended December 31, 2002, average shares were 14,710,000.

(b) Reflects total expenses excluding any fee offset arrangement, which had no impact on these ratios.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                                                31 - Prospectus

                                    APPENDIX A
  --------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE NASDAQ-100 INDEX FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

     AMERICAN DEPOSITARY RECEIPTS (ADRS)

     The Fund may invest in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

     ASSET COVERAGE

     The Fund will cover transactions in futures and related options, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Fund's custodian cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

     FORWARD CURRENCY CONTRACTS

     The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

     FUTURES CONTRACTS ON STOCK INDICES

     The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value

USAA Nasdaq-100 Index Fund - 32

   -------------------------------------------------------------------------

     of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

     Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

     Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract or options thereon if immediately thereafter their margin deposits on its outstanding Futures Contracts and their premium paid on outstanding options thereon would exceed 5% of the net asset value of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

     The Fund also may invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

                                                                33 - Prospectus

                                   APPENDIX A
  ----------------------------------------------------------------------------

     ILLIQUID SECURITIES

     The Fund may invest up to 15% of the market value of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

     MONEY MARKET INSTRUMENTS

     The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

     OTHER INVESTMENT COMPANIES

     The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     OPTIONS ON STOCK INDICES

     The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the pur-

USAA Nasdaq-100 Index Fund - 34

   ---------------------------------------------------------------------------

     chase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Fund's successful use of options on stock indices will be subject to Barclays' ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     ADDITIONAL  INFORMATION  ABOUT  THE  FUND'S  INVESTMENT  POLICIES  AND  THE
     SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 35 - Prospectus

                                   APPENDIX B
  ----------------------------------------------------------------------------

ADDITIONAL INFORMATION
ON THE NASDAQ-100 INDEX

     The Nasdaq-100 Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to USAA Mutual Fund, Inc. (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

     The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Licensee, owners of the Fund, or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or

USAA Nasdaq-100 Index Fund - 36

   --------------------------------------------------------------------------

     use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

                                                                 37 - Prospectus

USAA Nasdaq-100 Index Fund
------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Nasdaq-100 Index Fund - 38

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      P.O. Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    P.O. Box 659453
                                    San Antonio, Texas 78265-9825


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

------------------------------------------------------------------------------

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42887-0503                                  (C) 2003, USAA. All rights reserved.

                                     Part A


                               Prospectus for the
                            Global Titans Index Fund
                               is included herein

USAA
EAGLE
LOGO (R)


                                USAA GLOBAL TITANS
                                          INDEX FUND



               USAA
        INVESTMENTS

                                         [photo]
         One of the
        USAA Family
         of No-Load
       Mutual Funds



                                               PROSPECTUS



May 1, 2003           As with other mutual funds, the Securities and Exchange
                      Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

TABLE OF CONTENTS
-------------------------------------------------------------------------------

OVERVIEW OF AN INDEX FUND                                                   3

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?                  4

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                          5

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?                  7

FEES AND EXPENSES                                                           9

FUND INVESTMENTS                                                           11

FUND MANAGEMENT                                                            13

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                                16

HOW TO INVEST                                                              17

HOW TO REDEEM                                                              20

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS                      23

EXCHANGES                                                                  23

SHAREHOLDER INFORMATION                                                    25

FINANCIAL HIGHLIGHTS                                                       30

APPENDIX A                                                                 32

APPENDIX B                                                                 36

ADDITIONAL FUND INFORMATION                                                38

USAA Global Titans Index Fund - 2

   -------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

     WHAT IS AN INDEX FUND?

     An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

     WHAT IS THE DOW JONES GLOBAL TITANS 50 INDEX 1?

     The Dow Jones Global Titans 50 Index began to be calculated in July 1999 and is a market capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and no national borders to define their territories. Therefore, these companies may be headquartered anywhere in the world, are market and industry leaders on a global level, and have international exposure either from selling products outside their home markets or providing services to overseas clients. See APPENDIX B on page 36 for ADDITIONAL INFORMATION ON THE DOW JONES GLOBAL TITANS 50 INDEX.


     1 "Dow Jones" and "Dow Jones Global Titans 50 IndexSM" are service marks of
       Dow Jones & Company, Inc. and have been licensed for our use.

                                                                  3 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index. The Dow Jones Global Titans 50 Index currently consists of the 50 largest multinational companies in the world. Each of these companies currently has a market capitalization in excess of $15 billion. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. We have retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets.

     Under normal market conditions, Barclays will attempt to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the stocks of companies composing the Dow Jones Global Titans 50 Index.

     The Dow Jones Global Titans 50 Index consists of securities of the 50 largest multinational companies in the world; they are widely held and easily traded. In other words, the index represents liquid exposure to the global economy.

     Each component of the Dow Jones Global Titans 50 Index is chosen based on three factors that each contribute to its ranking on the selection list. Market capitalization represents 60% of a stock's selection ranking, while sales and net profits each represent 20%. Only the most liquid share class of each company is considered, and only the stocks of companies that derive revenues from foreign sources are eligible for inclusion.

     Barclays may invest the Fund's assets in foreign securities to the extent such securities are included in the index. As of March 31, 2003, foreign securities made up just over 30% of the index's components and one-third of its market value, and currently includes companies from the United States, Switzerland, the United Kingdom,

USAA Global Titans Index Fund - 4

   --------------------------------------------------------------------------

     Germany, Netherlands, Japan, France, and Finland and may include companies from other countries in the future.

WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

     The primary risks of investing in this Fund are stock market risk, cash flow and tracking error risk, nondiversification risk, foreign investing risk, and management risk.

     STOCK MARKET RISK

     Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

     CASH FLOW AND TRACKING ERROR RISK

     While the Fund attempts to match the Dow Jones Global Titans 50 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Dow Jones Global Titans 50 Index. Because of the differences between the index and the Fund's portfolio, the Fund may not track the Dow Jones Global Titans 50 Index perfectly.

     NONDIVERSIFICATION RISK

     The Fund is considered nondiversified, which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total

                                                                  5 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

     FOREIGN INVESTING RISK

     Because the Fund may invest in foreign securities, it is subject to the risks of foreign investing. These risks include currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; political instability; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

     MANAGEMENT RISK

     This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

     Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Global Titans Index Fund - 6

   --------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

     Yes, it could. Barclays attempts to keep the Fund's portfolio fully invested in securities that are representative of the Dow Jones Global Titans 50 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

     The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

     TOTAL RETURN

     All mutual funds must use the same formula to calculate TOTAL RETURN.

               ==========================================================
               [ARROW]  TOTAL RETURN MEASURES THE PRICE CHANGE IN A
                        SHARE ASSUMING THE REINVESTMENT OF ALL
                        DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
                =========================================================

                                                                  7 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

[BAR CHART]


              CALENDAR YEAR          TOTAL RETURN
                   2001*               -13.26%
                   2002                -23.48%

             *Fund began operations on October 27, 2000.

                          THREE-MONTH YTD TOTAL RETURN
                                -5.14% (3/31/03)
       BEST QUARTER**                                  WORST QUARTER**
       10.47% 4th Qtr. 2002                      -18.15% 3rd Qtr. 2002

** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Dow Jones Global Titans 50 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions and (2) assumes that you paid taxes on the Fund's distributions and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In the example that assumes all Fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that you received a tax deduction for the loss incurred

USAA Global Titans Index Fund - 8

   --------------------------------------------------------------------------

     on the sale. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

     Remember,   historical  performance  (before  and  after  taxes)  does  not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                SINCE INCEPTION
GLOBAL TITANS INDEX FUND                           PAST 1 YEAR      10/27/00

Return Before Taxes                                  -23.48%         -20.12%

Return After Taxes on Distributions                  -23.70%         -20.35%

Return After Taxes on Distributions
and Sale of Fund Shares                              -14.41%         -15.73%

Dow Jones Global Titans 50 Index (reflects
no deduction for fees, expenses, or taxes)           -22.64%         -19.14%


FEES AND EXPENSES

     This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

     SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

     There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

     Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and

                                                                  9 - Prospectus

USAA Global Titans Index Fund
----------------------------------------------------------------------------

     transfer agent fees. The figures below show actual expenses, before reimbursements, during the past fiscal year ended December 31, 2002, and are calculated as a percentage of average net assets (ANA).

        MANAGEMENT      DISTRIBUTION     OTHER             TOTAL ANNUAL
            FEES        (12B-1) FEES    EXPENSES        OPERATING EXPENSES
      -----------------------------------------------------------------------
          .25%              None          2.18%              2.43%a,b

     a We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to .85% of its ANA, excluding credits from fee offset arrangements, and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. Up to October 27, 2003, under an excess expense plan, we may recover from the Fund amounts reimbursed, subject to certain limitations. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                                  Reimbursement from           Actual Fund
           Total Annual             USAA Investment        Operating Expenses
        Operating Expenses        Management Company       After Reimbursement
        ------------------------------------------------------------------------
              2.43%                    1.58%                       .85%

     b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements, which had no impact on the expense ratio for the most recent fiscal year.

        =================================================================
        [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
        =================================================================

     EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

            1 YEAR          3 YEARS         5 YEARS         10 YEARS
          --------------------------------------------------------------
             $246             $758           $1,296          $2,766

USAA Global Titans Index Fund - 10
-----------------------------------------------------------------------------

FUND INVESTMENTS

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the Dow Jones Global Titans 50 Index.

     The Fund uses the "replication" method of indexing. Under this approach, the Fund holds each stock found in the target index in approximately the same proportions as represented in the index itself. For example, if 5% of the Dow Jones Global Titans 50 Index were made up of the stock of a specific company, a fund tracking that index (such as the Global Titans Index Fund) would invest approximately 5% of its assets in that company.

     [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

     Indexing appeals to many investors because it:

     o  provides simplicity through a straightforward market- matching strategy,

     o generally provides diversification by investing in a wide variety of companies and industries,

     o tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

     o usually has relatively low trading activity, so brokerage commissions tend to be lower.

                                                                 11 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

     In seeking to mirror the performance of the Dow Jones Global Titans 50 Index, Barclays will attempt to allocate the investments of the Global Titans Index Fund among stocks in approximately the same weightings as the index itself, beginning with the stocks that make up the larger portion of the index's value.

     Over the long term (periods of three to five years), Barclays will seek a correlation between the performance of the Fund, before expenses, and that of the Dow Jones Global Titans 50 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Fund always moves up in value when the Dow Jones Global Titans 50 Index rises and down in value when the index declines. In the event that the targeted correlation is not achieved, alternative structures may be considered.

     [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

     Under normal market conditions, the Fund's assets generally will be invested in stocks included in the Dow Jones Global Titans 50 Index.
     However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

     The Fund may invest, to a limited extent, in stock index futures and options. The Fund will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

USAA Global Titans Index Fund - 12

   --------------------------------------------------------------------------

     If the Fund invests in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's assets after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

       ==================================================================
        [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE
                USED AS A LOWER-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET THAN INVESTING DIRECTLY IN THOSE SECURITIES.
       ==================================================================

     For a description of the futures and options the Fund may use and some of their associated risks, see APPENDIX A on page 32.

FUND MANAGEMENT

     MANAGEMENT AND ADVISORY SERVICES

     USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

             ==========================================================
              [ARROW   TOTAL ASSETS UNDER MANAGEMENT BY
                       USAA INVESTMENT MANAGEMENT COMPANY
                       APPROXIMATELY $42 BILLION AS OF MARCH 31, 2003
             ==========================================================

     We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

                                                                 13 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor a subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether a subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to a subadviser. The allocation for a subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

     For our services, the Fund pays us an annual fee. The fee is computed at one-fourth of one percent (.25%) of average net assets. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

     We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund's average annual net assets exceed .85%. We can modify or terminate this arrangement at any time. Under an excess expense agreement, the Fund is required to pay us back the amount waived in subsequent years through October 27, 2003, but only if the additional payments do not cause the Fund's total expenses to exceed .85% of the Fund's average annual net assets.

     PORTFOLIO MANAGER

     We have entered into a Subadvisory Agreement with Barclays Global Fund Advisors (Barclays), located at 45 Fremont Street, San Francisco, California 94105, to delegate the day-to-day discretionary management of the Fund's assets. Under this agreement, Barclays manages the assets of the Fund, subject to the general supervision of the Fund's Board of Directors and us, in accordance with the Fund's investment objective, policies, and restrictions.

USAA Global Titans Index Fund - 14

   --------------------------------------------------------------------------

     Barclays is compensated by us out of the amounts we receive from the Fund. We may terminate the Subadvisory Agreement upon 60 days' notice.

     Barclays is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC). Barclays has provided asset management, administration, and advisory services for over 25 years. As of December 31, 2002, Barclays Global Investors and its affiliates, including Barclays, provided investment advisory services for over $746 billion of assets.

     CHANGE OF SUBADVISERS

     We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

     ADMINISTRATIVE SERVICES

     Under an Administration and Servicing Agreement with the Fund, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Funds. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to .35% of average net assets. We may also delegate one or more of our responsibilities to others at our expense.

     PORTFOLIO TURNOVER

     Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares

                                                                 15 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     held to reflect a change in the Fund's target index. We do not expect the Fund to have a high portfolio turnover rate.

          ===============================================================
           [ARROW] ANNUAL PORTFOLIO TURNOVER RATE MEASURES THE RATE OF
                   TRADING ACTIVITY IN A FUND'S PORTFOLIO OF INVESTMENTS EQUAL TO THE LESSER OF PURCHASES OR SALES, FOR A YEAR, DIVIDED BY AVERAGE TOTAL ASSETS DURING THAT YEAR.
          ===============================================================

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

     THE IDEA BEHIND MUTUAL FUNDS

     Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

     USING FUNDS IN AN INVESTMENT PROGRAM

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining

USAA Global Titans Index Fund - 16

   --------------------------------------------------------------------------

     a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

     OPENING AN ACCOUNT

     You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.


     TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

     If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

     TAX ID NUMBER

     Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

                                                                 17 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     EFFECTIVE DATE

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

     If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

     MINIMUM INVESTMENTS

     INITIAL PURCHASE

     o $3,000 ($2,000 for IRAs)


     ADDITIONAL PURCHASES


     o $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

     HOW  TO PURCHASE BY...

     INTERNET ACCESS - USAA.COM

     o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number

USAA Global Titans Index Fund - 18

   --------------------------------------------------------------------------

          (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

     MAIL

     o    To open an account, send your application and check to:

                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     BANK WIRE

     o To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

                                                                 19 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     ELECTRONIC FUNDS TRANSFER (EFT)

     o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

     PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

     o If you would like to open a new account or exchange to another Fund in the USAA family of funds, call for instructions.

     USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

     o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

USAA Brokerage Services 1-800-531-8343
(in San Antonio, 456-7214)

     o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

     You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as

USAA Global Titans Index Fund - 20

   --------------------------------------------------------------------------

     described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

     We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

     HOW TO REDEEM BY...

     INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

     o Access USAA.COM.

     o Send your written instructions to:

                REGULAR MAIL:
                USAA Investment Management Company
                P. O. Box 659453
                San Antonio, TX 78265-9825

                                                                 21 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

                REGISTERED OR EXPRESS MAIL:
                USAA Investment Management Company
                9800 Fredericksburg Road
                San Antonio, TX 78240

     o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

     o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

     o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

     Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

     USAA BROKERAGE SERVICES

     o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

USAA Global Titans Index Fund - 22

   --------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

     FUND RIGHTS

     The Fund reserves the right to:

     o reject purchase or exchange orders when in the best interest of the Fund

     o limit or discontinue the offering of shares of the Fund without notice to the shareholders

     o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

     o    calculate the NAV per share on a business day that the NYSE is closed

     o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors) redeem an account with less than ten shares, with certain limitations

EXCHANGES

     EXCHANGE PRIVILEGE

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in

                                                                 23 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     stock certificate form and the shares to be acquired are offered in your state of residence.

     Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

     IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

     The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

     EXCHANGE LIMITATIONS, EXCESSIVE TRADING

     To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

USAA Global Titans Index Fund - 24

   --------------------------------------------------------------------------

SHAREHOLDER INFORMATION

     CURRENT FUND PRICE AND TOTAL RETURN

     For the most current price and total return information for this Fund, you may call USAA TouchLine(r) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press FUND NUMBER 75 followed by the pound sign (#) when asked for a fund code.

     Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                  ===========================================
                                   FUND FACTS
                   INCEPTION DATE              FUND NUMBER
                   October 27, 2000            75

                   NEWSPAPER SYMBOL            TICKER SYMBOL
                   GlbTitansIdx                USGTX
                  ===========================================

     You may also access this information through our USAA.COM web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

     You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

                                                                 25 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     SHARE PRICE CALCULATION

     The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

            ========================================================
                                        TOTAL ASSETS - LIABILITIES
            [ARROW] NAV PER SHARE  =   ----------------------------
                                       NUMBER OF SHARES OUTSTANDING
            ========================================================

     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

USAA Global Titans Index Fund - 26

   --------------------------------------------------------------------------

     Over-the-counter securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

     Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

     DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

     We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

                                                                 27 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

       ====================================================================
        [ARROW]  INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME
                 FROM INTEREST GENERATED BY THE FUND'S INVESTMENTS.

        [ARROW] CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      =====================================================================

     We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

     TAXES

     This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     SHAREHOLDER

     Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as
     long-term   capital  gains  whether  received  in  cash  or  reinvested  in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

USAA Global Titans Index Fund - 28

   --------------------------------------------------------------------------

     WITHHOLDING

     Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

       o  underreports dividend or interest income or

       o  fails to certify that he or she is not subject to backup withholding.

     To  avoid  this  withholding   requirement,   you  must  certify,  on  your
     application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

     REPORTING

     The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

     FUTURE SHAREHOLDER MAILINGS

     HOUSEHOLDING

     Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

                                                                 29 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

     ELECTRONIC DELIVERY

     For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     The information for the year ended December 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through December 31, 2001, was audited by another independent public accounting firm.

USAA Global Titans Index Fund - 30

  --------------------------------------------------------------------------

                                              YEAR ENDED         PERIOD ENDED
                                              DECEMBER 31,       DECEMBER 31,
                                        ---------------------------------------
                                            2002       2001         2000*
                                        ---------------------------------------
Net asset value at beginning of period  $   7.94    $    9.23    $   10.00
                                        ---------------------------------------
Income (loss) from investment operations:
    Net investment income                     .05         .07          .01(a)
    Net realized and unrealized loss        (1.91)      (1.30)        (.78)(a)
                                        ---------------------------------------
Total from investment operations            (1.86)      (1.23)        (.77)(a)
                                        ---------------------------------------
Less distributions:
    From net investment income               (.05)       (.06)         --
                                        ---------------------------------------
Net asset value at end of period        $    6.03   $    7.94    $    9.23
                                        =======================================
Total return (%) **                        (23.48)     (13.26)       (7.70)

Net assets at end of period (000)       $  13,759   $  14,614    $  14,628

Ratio of expenses to average net
   assets (%) ***                             .85(b)      .85(b)       .85(c)

Ratio of expenses to average net assets
    excluding reimbursements (%) ***         2.43(b)     2.26(b)      3.24(c)

Ratio of net investment income
    to average net assets (%) ***             .98         .61          .73(c)

Portfolio turnover (%)                      17.69       76.63          .24


     *    Fund commenced operations on October 27, 2000.

     ** Assumes reinvestment of all dividend income distributions during the period.

     *** For the year ended December 31, 2002, average net assets were $13,930,000.

     (a)  Calculated using average shares.

     (b) Reflects total expenses excluding any fee offset arrangement, which had no impact on these ratios.

     (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                                                 31 - Prospectus

                                   APPENDIX A
  --------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE GLOBAL TITANS INDEX FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE
     INVESTED:

     AMERICAN DEPOSITARY RECEIPTS (ADRS)

     The Fund may invest in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

     ASSET COVERAGE

     The Fund will cover transactions in futures and related options, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

     FORWARD CURRENCY CONTRACTS

     The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

     FUTURES CONTRACTS ON STOCK INDICES

     The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment

USAA Global Titans Index Fund - 32

   --------------------------------------------------------------------------

     technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

     Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

     Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract or options thereon if immediately thereafter their margin deposits on its outstanding Futures Contracts and their premium paid on outstanding options thereon would exceed 5% of the net asset value of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

     The Fund also may invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

                                                                 33 - Prospectus

                                   APPENDIX A
   -------------------------------------------------------------------------

     ILLIQUID SECURITIES

     The Fund may invest up to 15% of the market value of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

     MONEY MARKET INSTRUMENTS

     The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

     OTHER INVESTMENT COMPANIES

     The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

     OPTIONS ON STOCK INDICES

     The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the

USAA Global Titans Index Fund - 34

   --------------------------------------------------------------------------

     level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Fund's successful use of options on stock indices will be subject to Barclays' ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     ADDITIONAL  INFORMATION  ABOUT  THE  FUND'S  INVESTMENT  POLICIES  AND  THE
     SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 35 - Prospectus

                                   APPENDIX B
   --------------------------------------------------------------------------

ADDITIONAL INFORMATION ON THE
DOW JONES GLOBAL TITANS 50 INDEX

     The Global Titans Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Dow Jones' only relationship to USAA Mutual Fund, Inc. (Licensee) is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Global Titans 50 IndexSM, which is determined, composed and calculated by Dow Jones without regard to the Licensee or the Fund. Dow Jones has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones Global Titans 50 IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL TITANS 50 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL TITANS 50 INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR

USAA Global Titans Index Fund - 36

   --------------------------------------------------------------------------

     PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL TITANS 50 INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE LICENSEE.

                                                                 37 - Prospectus

USAA Global Titans Index Fund
-----------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Global Titans Index Fund - 38

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      P.O. Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    P.O. Box 659453
                                    San Antonio, Texas 78265-9825

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS


               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)


                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

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

                                     Part B


                  Statement of Additional Information for the
                S&P 500 Index Fund, Extended Market Index Fund,
              Nasdaq-100 Index Fund, and Global Titans Index Fund
                               is included herein

                 Not included in this Post-Effective Amendment
              are the Statements of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
          Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
           Small Cap Stock Fund, Capital Growth Fund, and Value Fund

[USAA        USAA                                STATEMENT OF
EAGLE        MUTUAL                              ADDITIONAL INFORMATION
LOGO (R)]    FUND, INC.                          May 1, 2003

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                             USAA MUTUAL FUND, INC.
                (S&P 500 Index Fund, Extended Market Index Fund,
              Nasdaq-100 Index Fund, and Global Titans Index Fund)

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eighteen no-load mutual funds, four of which are described in this statement of additional information (SAI): the S&P 500 Index Fund, the Extended Market Index Fund, the Nasdaq-100 Index Fund, and the Global Titans Index Fund (collectively, the Funds). The Funds are classified as diversified, except the Nasdaq-100 Index Fund and the Global Titans Index Fund, which are classified as nondiversified.

     With respect to the Extended Market Index Fund, the Company invests all of the Fund's investable assets in an open-end management investment company having a substantially similar investment objective as the Fund. The investment company is the Master Extended Market Index Series (Extended Market Portfolio), a series of the Quantitative Master Series Trust (Trust), advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (MLQA).

     You may obtain a free copy of a prospectus dated May 1, 2003, for any of the Funds by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. Each prospectus provides the basic information you should know before investing in a Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with a Fund's prospectus.

     The financial statements for the S&P 500 Index Fund, Extended Market Index Fund (and the Extended Market Portfolio), Nasdaq-100 Index Fund, and Global Titans Index Fund, and the Independent Auditors' Reports thereon for the fiscal year ended December 31, 2002, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

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                               TABLE OF CONTENTS

        Page
        2       Valuation of Securities
        3       Conditions of Purchase and Redemption
        3       Additional Information Regarding Redemption of Shares
        4       Investment Plans
        5       Investment Policies
        19      Investment Restrictions
        23      Portfolio Transactions and Brokerage Commissions
        26      Description of Shares
        27      Tax Considerations
        28      Directors and Officers of the Company

        36      Trustees and Officers of the Extended Market Portfolio
        40      Investment Adviser
        42      Administrator
        45      General Information
        46      Calculation of Performance Data
        47      Appendix A -- Comparison of Fund Performance
        51      Appendix B -- Short-Term Debt Ratings
        53      Appendix C -- Dollar-Cost Averaging
        56      Appendix D -- USAA Family of Mutual Funds
        57      Appendix E -- Investing in an IRA

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Years' Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

     With  respect to the  Extended  Market  Index  Fund,  the  Extended  Market
Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market quotations or valuations furnished by a pricing service. Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued by the method that most accurately reflects their current worth in the judgment of the Board of Trustees of the Extended Market Portfolio.

     Each investor in the Extended Market Portfolio, including the Extended Market Index Fund, may add to or reduce its investment in the Extended Market Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4 p.m. (Eastern time or earlier if the NYSE closes earlier) on each such day, the value of each investors interest in the Extended Market Portfolio will be determined by multiplying the net asset value of the Extended Market Portfolio by the percentage representing that investors share of the aggregate beneficial interests in the Extended Market Portfolio. Any additions or reductions that are to be effected on that day will then be effected. The investors percentage of the aggregate beneficial interests in the Extended Market Portfolio will then be recomputed as the percentage equal to the fraction
(1) the numerator of which is the value of such investors investment in the Extended Market Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investors investment in the Extended Market Portfolio effected on such day and
(2) the denominator of which is the aggregate net asset value of the Extended Market Portfolio as of 4 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Extended Market Portfolio by all investors in the Extended Market Portfolio. The percentage so determined will then be applied to determine the value of the investors interest in the Extended Market Portfolio as of 4 p.m. or the close of the NYSE on the following day the NYSE is open for trading.

     The value of the securities of the S&P 500 Index, the Nasdaq-100 Index, and the Global Titans Index Funds are determined by one or more of the following methods:

     (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention available at the time a Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

     (2) Over-the-counter securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

     (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

     (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Services judgment, these prices are readily available and are representative of the securities market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

     (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser(s) for a Fund (Subadviser(s)), under valuation procedures approved by the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under valuation procedures approved by the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.


                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (the Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you may complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Fund's portfolio and the Extended Market Portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Funds provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individuals commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) -- The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE -- The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM -- The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT -- The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN -- The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE -- The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS -- If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the Funds described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund and S&P 500 Index Fund Reward Shares).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P. O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The investment objectives of the Funds are described in each Fund's prospectus. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds' shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Extended Market Portfolio is also not a fundamental policy.

S&P 500 INDEX FUND

     The following is provided as additional information with respect to the S&P 500 Index Fund.

     EQUITY SECURITIES. The S&P 500 Index Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, equity securities are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a companys capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a companys financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

     SHORT-TERM INSTRUMENTS. When the S&P 500 Index Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P)or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of Northern Trust Investments, Inc. (NTI); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acce ances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of NTI.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuers ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the SEC) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933Act of resales of certain securities to qualified institutional buyers. NTI anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Directors, NTI determines the liquidity of restricted securities and, through reports from NTI, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

     In reaching liquidity decisions, NTI will consider, among other things, the following factors: (1)the frequency of trades and quotes for the security;
(2)the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3)dealer undertakings to make a market in the security; and (4)the nature of the security and of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

     WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. The S&P 500 Index Fund may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

     LENDING OF PORTFOLIO SECURITIES. The S&P 500 Index Fund may lend its securities in accordance with a lending policy that has been authorized by the Companys Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from the Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

     REPURCHASE AGREEMENTS. The S&P 500 Index Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

     FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The S&P 500 Index Fund may enter into contracts for the purchase or sale for future delivery of the Index.

     At the same time a futures contract on the Index is entered into, the Fund must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of variation margin may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contracts value.

     Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by NTI may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although NTI believes that use of such contracts will benefit the Fund, these investments in futures may cause the Fund to realize gains and losses for tax purposes that would not otherwise be realized if the Fund were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

     OPTIONS ON INDEX FUTURES CONTRACTS. The S&P 500 Index Fund may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Fund is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

     The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Fund's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk lowering securities values.

    The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Fund's Board of Directors has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON SECURITIES INDEXES. The S&P 500 Index Fund may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Fund.

     By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

     The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

     The Fund may purchase call and put options on the Index. The Fund would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Fund would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Fund would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

     The Fund has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Fund's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

     The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Because options on securities indices require settlement in cash, NTI may be forced to liquidate portfolio securities to meet settlement obligations.

     ASSET COVERAGE. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Fund's Custodian or futures commission merchant cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

     SECURITY SUBSTITUTION. At times when a corporate action involving a constituent is pending, an arbitrage opportunity may exist. For example, if a constituent is acquiring another company (which may or may not be an index constituent) for stock, the target company may be trading at a discount to the acquiring company, given the conditions of the deal and the market. In this case, value may be added to a Fund by purchasing the target company stock in anticipation of the acquisition and corresponding exchange of the target company stock for the acquiring company stock. The Fund would effectively increase in weighting of the acquiring company in line with the holdings increased weighting in the index at a price lower than that of the acquiring company's stock.

EXTENDED MARKET INDEX FUND

The Extended Market Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Extended Market Portfolio. The Company may withdraw the Fund's investment from the Extended Market Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

     Since the investment characteristics of the Extended Market Index Fund will correspond directly to those of the Extended Market Portfolio, the following is a discussion of the various investments of and techniques employed by the Extended Market Portfolio.

     EQUITY SECURITIES. The Extended Market Portfolio may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

     SHORT-TERM  INSTRUMENTS.  When the Extended  Market  Portfolio  experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Extended Market Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Extended Market Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of the Extended Market Portfolio's adviser, MLQA; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Extended Market Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of MLQA.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuers ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers.

     Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Extended Market Portfolio, MLQA determines the liquidity of restricted securities and, through reports from MLQA, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Extended Market Portfolio could be adversely affected.

     In reaching liquidity decisions, MLQA will consider factors that may include, among other things: (1)the frequency of trades and quotes for the security; (2)the number of dealers and other potential purchasers wishing to purchase or sell the security; (3)dealer undertakings to make a market in the security; and (4)the nature of the security and of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Extended Market Portfolio may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Extended Market Portfolio until settlement takes place. At the time the Extended Market Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Extended Market Portfolio identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Extended Market Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Extended Market Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Extended Market Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Extended Market Portfolios total assets, less liabilities other than the obligations created by when-issued commitments.

     LENDING OF PORTFOLIO SECURITIES. The Extended Market Portfolio may lend securities with a value not exceeding 33 1/3% of the total value of its portfolio securities to banks, brokers, and other financial organizations. In return, the Extended Market Portfolio receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of such a loan, the Extended Market Portfolio typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Extended Market Portfolio may receive a flat fee for its loans. The Extended Market Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Extended Market Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities. Cash collateral may be invested in a money market fund managed by MLQA (or its affiliates) and MLQA may serve as the Extended Market Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Extended Market Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Extended Market Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Extended Market Portfolio could experience a loss. In all cases, MLQA must find the creditworthiness of the other party to the transaction satisfactory.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

     FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Extended Market Portfolio may enter into contracts for the purchase or sale for future delivery of the Index.

     At the same time a futures contract on the Index is entered into, the Extended Market Portfolio must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Extended Market Portfolio would provide or receive cash that reflects any decline or increase in the contracts value.

     Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Extended Market Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants' decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by MLQA may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although MLQA believes that use of such contracts will benefit the Extended Market Portfolio, these investments in futures may cause the Extended Market Portfolio to realize gains and losses for tax purposes that would not otherwise be realized if the Extended Market Portfolio were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

     OPTIONS ON INDEX FUTURES CONTRACTS. The Extended Market Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Extended Market Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

     The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Extended Market Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Extended Market Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Extended Market Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Extended Market Portfolio intends to purchase. If a put or call option the Extended Market Portfolio has written is exercised, the Extended Market Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Extended Market Portfolios losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract, with respect to the Index, is similar in some respects to the purchase of protective put options on the Index. For example, the Extended Market Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

     The amount of risk the Extended Market Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Extended Market Portfolio's Board of Trustees has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Extended Market Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Extended Market Portfolio and premiums paid on outstanding options on futures contracts owned by the Extended Market Portfolio would exceed 5% of the Extended Market Portfoli's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON  SECURITIES  INDEXES.  The Extended  Market  Portfolio may write
(sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Extended Market Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Extended Market Portfolio.

     By writing a covered call option, the Extended Market Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Extended Market Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

     The Extended Market Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Extended Market Portfolio writes an option, an amount equal to the net premium received by the Extended Market Portfolio is included in the liability section of the Extended Market Portfolios Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Extended Market Portfolio enters into a closing purchase transaction, the Extended Market Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Extended Market Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Extended Market Portfolio.

     The Extended Market Portfolio may purchase call and put options on the Index. The Extended Market Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Extended Market Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Extended Market Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Extended Market Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Extended Market Portfolio, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Extended Market Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

     The Extended Market Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed herein. The Extended Market Portfolios activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

     The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Because options on securities indices require settlement in cash, MLQA may be forced to liquidate portfolio securities to meet settlement obligations.

     ASSET COVERAGE. To assure that the Extended Market Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Extended Market Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Extended Market Portfolios Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Extended Market Portfolios commitment with respect to these instruments or contracts.

NASDAQ-100 INDEX FUND AND GLOBAL TITANS INDEX FUND

The following is provided as additional information with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund.

     BANK OBLIGATIONS. Each Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits, which may be held by the Funds, will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Funds monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Fund also may invest in non-convertible corporate debt securities (E.G., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The investment adviser to the Funds will consider such an event in determining whether the Funds should continue to hold the obligation. To the extent the Funds continue to hold such obligations, it may be subject to additional risk of default.

     To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in their prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

     FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Funds may use futures as a substitute for a comparable market position in the underlying securities.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting each Fund to substantial losses. If it is not possible, or if the Funds determine not to close a futures position in anticipation of adverse price movements, the Funds will be required to make daily cash payments on variation margin.

     Each Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the Dow Jones Global Titans 50 Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Each Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission
(CFTC). In addition, each Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts;

provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Funds may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or which are not currently available but may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Funds. Before entering into such transactions or making any such investment, each Fund will provide any appropriate additional disclosure in its prospectus.

     FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES, AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

     Certain of the securities in which the Funds may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

     Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Funds currently do not intend on investing more than 5% of their assets in when-issued securities during the coming year. Each Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, each Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     OTHER INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

     ILLIQUID SECURITIES. To the extent that such investments are consistent with its investment objective, each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Funds cannot exercise a demand feature on not more than seven days notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) that each Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the investment advisor are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

     LENDING OF PORTFOLIO SECURITIES. Each Fund may lend securities from its portfolios to brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of each Fund's total assets and loans of portfolio securities are fully collateral ized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereunto the borrower or a placing broker.

     In determining whether to lend a security to a particular broker, dealer or financial institution, the Funds' investment adviser considers all relevant facts and circumstances, including the size, creditworthiness, and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Funds may receive as collateral will not become part of that Funds investment portfolio at the time of the loan and, in the event of a default by the borrower, the Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Funds are permitted to invest. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

     OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS, AND CORPORATIONS. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which each Fund may invest. To the extent that such investments are consistent with their investment objectives, the Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank. The percentage of each Funds assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries. Each Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

     SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Funds may invest include:
(i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (CDs), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by Fund's investment advisor; (iv) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P ; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Funds' investment advisor are of comparable quality to obligations of U.S. banks, which may be purchased by the Funds.

     U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

     In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     WARRANTS. To the extent that such investments are consistent with its investment objective, each Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund may only purchase warrants on securities in which the Fund may invest directly.

     SECURITIES RELATED BUSINESSES. The 1940 Act limits the ability of each Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities (financial companies). If the Dow Jones Global Titans 50 Index provides a higher concentration in one or more financial companies, the Global Titans Index Fund may experience increased tracking error due to the limitations on investments in such companies.

                            INVESTMENT RESTRICTIONS

Certain investment restrictions of the Funds and Portfolio have been adopted as fundamental policies of the Funds or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Funds or Portfolio, as the case may be. Majority of the outstanding voting securities under the 1940 Act, and as used in this SAI and the prospectus, means, the lesser of (1) 67% or more of the outstanding voting securities of the Funds or Portfolio, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Funds or Portfolio, as the case may be, are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Funds or Portfolio, as the case may be.

S&P 500 INDEX FUND

As a matter of fundamental policy, the S&P 500 Index Fund may not:

     (1) with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities, as such term is defined in the 1940
Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer;

     (2) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (3) invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities;

     (4) issue senior securities, except as permitted under the 1940 Act;

     (5) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

     (6) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (7) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

     (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

     The Fund has a policy regarding how 80% of its assets will be invested. Such policy may be changed upon 60 days' written notice to the Fund's shareholders.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, whenever the Company is requested to vote on a fundamental policy of the Extended Market Portfolio, the Company will hold a meeting of the Funds shareholders and will cast its vote as instructed by the Funds shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

     As a matter of fundamental policy, the Extended Market Index Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

     (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (2) concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) each Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

     (3) issue senior securities, except as permitted under the 1940 Act;

     (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

     (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

     (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     The Fund is classified as a diversified fund under the 1940 Act and is subject to the diversification requirements of the 1940 Act. In addition, the Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the Code). To ensure that the Fund satisfies these requirements, the Declaration of Trust requires that the Extended Market Portfolio be managed in compliance with the Code requirements as though such requirements were applicable to the Extended Market Portfolio. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Funds total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar, or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Extended Market Portfolio level and not at the level of the Fund based upon a ruling received from the Internal Revenue Services (IRS), which entitles the Fund to "look through" the shares of the Extended Market Portfolio of the underlying investments of the Extended Market Portfolio for purposes of these diversification requirements.

     As a matter of fundamental policy, the Extended Market Portfolio may not:

     (1) make any investment inconsistent with the Extended Market Portfolio's classification as a diversified company under the Investment Company Act.

     (2) invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index; the Extended Market Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index;

     (3) make investments for the purpose of exercising control or management;

     (4) purchase or sell real estate, except that, to the extent permitted by law, the Extended Market Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (5) make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements, or any similar instruments shall not be deemed to be the making of a loan, and except further that the Extended Market Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Trust's Registration Statement, as it may be amended from time to time;

     (6) issue senior securities to the extent such issuance would violate applicable law;

     (7) borrow money, except that (i) the Extended Market Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Extended Market Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Extended Market Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Extended Market Portfolio may purchase securities on margin to the extent permitted by applicable law. The Extended Market Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Extended Market Portfolio's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies;

     (8) underwrite securities of other issuers, except insofar as the Extended Market Portfolio technically may be deemed an underwriter under the Securities Act in selling portfolio securities;

     (9) purchase or sell commodities or contracts on commodities, except to the extent that the Extended Market Portfolio may do so in accordance with applicable law and the Trust's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

ADDITIONAL RESTRICTIONS

In addition, the Fund has adopted nonfundamental restrictions that may be changed by the Board of Trustees without shareholder approval. Like the fundamental restrictions, none of the nonfundamental restrictions, including but not limited to restrictions (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the nonfundamental restrictions, the Fund may not:

     (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Funds shares are owned by another investment company that is part of the same group of investment companies as the Fund.

     (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Funds Registration Statement.

     (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed, or put to the issuer of a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Trustees have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

     (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options, and futures.

     (e) Change its policy of investing, under normal circumstances, at least 80% of its net assets in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days' prior written notice of such change.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The securities held in the Extended Market Portfolio generally may not be purchased from, sold, or loaned to the Manager or its affiliates or any of their directors, officers, or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

     The Extended Market Portfolio has a policy regarding how 80% of its assets will be invested. Such policy may be changed upon 60 days' written notice to the Portfolio's shareholders.

NASDAQ-100 INDEX FUND AND GLOBAL TITANS INDEX FUND

As a matter of fundamental policy, each of the Nasdaq-100 Index Fund and Global Titans Index Fund may not:

     (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (2) concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) each Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

     (3) issue senior securities, except as permitted under the 1940 Act;

     (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

     (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

     (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Funds total assets are outstanding.

     Each Fund has a policy regarding how 80% of its assets will be invested. Such policy may be changed upon 60 days' written notice to the applicable Fund's shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

S&P 500 INDEX FUND

With respect to the S&P 500 Index Fund, NTI is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, NTI or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Fund are frequently placed by NTI with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     NTI seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. NTI reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     NTI is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above and the Conduct Rules of the National Association of Securities Dealers, Inc., NTI may consider sales of shares of any investment company that invests in the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. NTI will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. NTI may use this research information in managing the Funds assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to NTI, it is the opinion of the management of the Fund that such information is only supplementary to NTI's own research effort, since the information must still be analyzed, weighed and reviewed by NTI's staff. Such information may be useful to NTI in providing services to clients other than the Funds, and not all such information is used by NTI in connection with the S&P 500 Index Fund. Conversely, such information provided to NTI by brokers and dealers through whom other clients of NTI effect securities transactions may be useful to NTI in providing services to the S&P 500 Index Fund.

     In certain instances there may be securities that are suitable for the S&P 500 Index Fund as well as for one or more of NTI's other clients. Investment decisions for the Fund and for NTI's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the S&P 500 Index Fund is concerned. However, it is believed that the ability of the S&P 500 Index Fund to participate in volume transactions will produce better executions for the S&P 500 Index Fund.

     For the fiscal year ended December 31, 2002, the S&P 500 Index Fund paid brokerage commissions in the amount of $473,222 and paid no affiliated brokerage commissions. For the period August 13, 2001 through December 31, 2001, the S&P 500 Index Fund paid brokerage commissions in the amount of $234,999 and paid no affiliated brokerage commission. Prior to August 13, 2001, the S&P 500 Index Fund was in a master-feeder structure through which the S&P 500 Index Fund invested all of its investable assets in the Equity 500 Index Portfolio, a separately registered investment company advised by Deutsche Asset Management, Inc. (DAMI). For the fiscal years or periods ended December 31, 2001 and 2000, the Equity 500 Index Portfolio paid brokerage commissions in the amount of $371,823 and $810,824, respectively. For the fiscal years or periods ended December 31, 2001 and 2000, the Equity 500 Index Portfolio paid no affiliated brokerage commissions.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, MLQA is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Extended Market Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, to MLQA or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Extended Market Portfolio are frequently placed by MLQA with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Extended Market Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serv ing as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     MLQA seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Extended Market Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Extended Market Portfolio to reported commissions paid by others. MLQA reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     For the years ended December 31, 2002, 2001, and 2000, the Extended Market Portfolio paid brokerage commissions in the amount of $26,712, $71,108, and $41,621. For the years ended December 31, 2002 and 2001, the Extended Market Portfolio paid $1,721 and $375, respectively, to Merrill Lynch as affiliated brokerage commissions. No affiliated brokerage commissions were paid for fiscal year ended December 31, 2000.

NASDAQ-100 INDEX FUND AND GLOBAL TITANS INDEX FUND

With respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund, the Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. Pursuant to the Subadvisory Agreement and subject to policies established by the Funds' Board of Directors, Barclays, as subadvisor, has the authority to make the Funds investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While Barclays generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Purchase and sale orders of the securities held by the Funds may be combined with those of other accounts that Barclays manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When Barclays determines that a particular security should be bought or sold for the Funds and other accounts managed by Barclays, Barclays undertakes to allocate those transactions among the participants equitably.

     Under the 1940 Act, persons affiliated with the Funds, Barclays and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Barclays or Barclays Global Investors, N.A. In the
over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriters concession or discount. In placing orders for portfolio securities of the Fund, Barclays is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Barclays seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While Barclays generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Funds Board. Certain of the brokers or dealers with whom the Funds may transact business offer commission rebates to the Funds. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

     For the years or periods ended December 31, the Funds paid the following brokerage commissions:


        FUND                               2002       2001       2000
        Nasdaq-100 Index Fund            $14,957     $13,097   $  2,039
        Global Titans Index Fund         $11,483     $24,909   $ 17,457

     The Funds paid no affiliated brokerage commissions.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

     For the years ended December 31, the Funds' portfolio turnover rates were as follows:

        FUND                                 2002        2001
        S&P 500 Index Fund                   9.00%       14.00%*
        Extended Market Index Fund          28.14%**     97.51%**
        Nasdaq-100 Index Fund               11.01%       17.87%
        Global Titans Index Fund            17.69%       76.63%


     * FOR 2001, THE TURNOVER RATE IS BASED ON THE EQUITY 500 INDEX PORTFOLIO'S TURNOVER RATE THROUGH AUGUST 12, 2001, AND THE FUND'S TURNOVER RATE FROM AUGUST 13, 2001 THROUGH DECEMBER 31, 2001.

     ** REPRESENTS THE PORTFOLIO TURNOVER RATE OF THE MASTER EXTENDED MARKET INDEX SERIES.

                             DESCRIPTION OF SHARES


Each Fund is a series of the Company and is diversified, except for the Nasdaq-100 Index Fund and the Global Titans Index Fund, which are nondiversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are eighteen mutual funds in the Company, four of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The S&P 500 Index Fund was established by the Board of Directors on February 9, 1996, and commenced public offering of its shares on May 2, 1996. The S&P 500 Index Fund offers two classes of shares, one identified as the Member Class and one identified as the Reward Class. The Reward Class was established by the Board of Directors on February 20, 2002, and commenced public offering of its shares on May 1, 2002. The Extended Market Index, Nasdaq-100 Index, and Global Titans Index Funds were established by the Board of Directors on July 19, 2000, and commenced public offering of their shares on October 30, 2000.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Fund's relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Except as permitted by the SEC, whenever the Extended Market Index Fund is requested to vote on matters pertaining to the Extended Market Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The shareholders who do not vote will have their votes cast by the Directors or officers of the Company in the same proportion as the Funds shareholders who do, in fact, vote.

     The Extended Market Portfolio, in which all the Assets of the Extended Market Fund will be invested, is organized as a trust under the laws of the state of Delaware. The Portfolio's Declaration of Trust provides that the Extended Market Index Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Extended Market Portfolio. However, the risk of the Extended Market Index Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Extended Market Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Extended Market Index Fund nor you will be adversely affected by reason of the Fund's investing in the Extended Market Portfolio.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Funds shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); and (2) satisfy certain diversification requirements, at the close of each quarter of the Funds taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

     With respect to the Extended Market Portfolio, the Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Extended Market Portfolio must take into account, in computing their federal income tax liability, their share of the Extended Market Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Extended Market Portfolio.

     Distributions received by the Extended Market Index Fund from the Extended Market Portfolio generally will not result in the Funds recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Funds basis in its interest in the Extended Market Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Extended Market Portfolio and includes a disproportionate share of any unrealized receivables held by the Extended Market Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Extended Market Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Extended Market Portfolio generally will equal the amount of cash and the basis of any property that the Fund invests in the Extended Market Portfolio, increased by the Fund's share of income from the Extended Market Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Extended Market Portfolio.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Additionally, any account maintenance fee deducted from a shareholder's account will be treated as taxable income even though not received by the shareholder.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Funds' respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including subadvisers, IMCO, and its affiliates.

     Set forth below are the Non Interested Directors, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

                                       28

NAME, ADDRESS    POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S) DURING           NUMBER OF PORTFOLIOS   OTHER DIRECTORSHIPS
AND AGE          HELD WITH FUND  OFFICE** AND   PAST 5 YEARS                             IN FUND COMPLEX        HELD BY DIRECTOR
                                 LENGTH                                                  OVERSEEN BY DIRECTOR
                                 OF TIME
                                 SERVED

Barbara B.       Director        Director       President, Postal Addvantage             Four registered                None
Dreeben (57)                     since          (7/92-present), which is a               investment companies
                                 January 1994   postal mail list management              consisting of 39 funds
                                                service.

Robert L.        Director        Director       Institute Analyst, Southwest             Four registered                 None
Mason, Ph.D.                     since          Research Institute                       investment companies
(56)                             January 1997   (3/02-present); Staff Analyst,           consisting of 39 funds
                                                Southwest Research Institute
                                                (9/98-3/02); Manager,
                                                Statistical Analysis Section,
                                                Southwest Research Institute
                                                (2/79-9/98), which focuses in
                                                the fields of technological
                                                research.

Michael F.       Director        Director       President of Reimherr Business           Four registered                None
Reimherr (57)                    since          Consulting (5/95-present), which         investment companies
                                 January 2000   performs business valuations of          consisting of 39 funds
                                                large companies to include the
                                                evelopment of annual business
                                                plans, budgets, and internal
                                                financial reporting.

Laura T. Starks  Director        Director       Charles E and Sarah M Seay               Four registered                None
(53)                             since May      Regents Chair Professor of               investment companies
                                 2000           Finance, University of Texas at          consisting of 39 funds
                                                Austin (9/96-present).

Richard A.       Director        Director       Vice President, Beldon Roofing           Four registered                None
Zucker (59)                      since          and Remodeling (7/85-present).           investment companies
                                 January 1992                                            consisting of 39 funds

* The address for each non-interested director is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430

** The term of office for each director shall be fifteen (15) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                                       29

     Set forth below are the Directors and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NAME, ADDRESS*   POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S) DURING           NUMBER OF              OTHER DIRECTORSHIPS
AND AGE          HELD WITH FUND  OFFICE AND     PAST 5 YEARS                             PORTFOLIOS IN FUND     HELD BY DIRECTOR
                                 LENGTH OF                                               COMPLEX OVERSEEN
                                 TIME SERVED

Robert G. Davis  Director and    Director       Chairman, Chief Executive                Four registered                None
(56)             Chairman of     since          Officer, and President of                investment companies
                 the Board of    December 1996  United Services Automobile               consisting of 39 funds
                 Directors                      Association (USAA)
                                                (10/02-present); President and
                                                Chief Executive Officer of USAA
                                                (4/00-10/02); President and
                                                Chief Operating Officer of USAA
                                                (6/99-3/00); Director of USAA
                                                (2/99-present); Deputy Chief
                                                Executive Officer for Capital
                                                Management of USAA (6/98-5/99);
                                                President, Chief Executive
                                                Officer, Director, and Chairman
                                                of the Board of Directors of
                                                USAA Capital Corporation and
                                                several of its subsidiaries and
                                                affiliates (1/97-present); and
                                                President, Chief Executive
                                                Officer, Director, and Chairman
                                                of the Board of Directors of
                                                USAA Financial Planning
                                                Services (1/97-present). Mr. Davis
                                                also serves as a Director and
                                                Chairman of the Boards of Directors
                                                of USAA Investment Management
                                                Company (IMCO), USAA Life
                                                Insurance Company, USAA Federal
                                                Savings Bank, and USAA Real Estate
                                                Company.

Christopher W.   Director,       Director       President and Chief Executive            Four registered                None
Claus  (42)      President, and  since          Officer, Director, and Vice              investment companies
                 Vice Chairman   February 2001  Chairman of the Board of                 consisting of 39 funds
                 of the Board                   Directors, IMCO (2/01-present).
                 of Directors                   Senior Vice President of
                                                Investment Sales and Service,
                                                IMCO (7/00-2/01); Vice
                                                President, Investment Sales and
                                                Service, IMCO (12/94-7/00). Mr.
                                                Claus also serves as President,
                                                Director, and Chairman of the
                                                Board of Directors of USAA
                                                Shareholder Account Services. He
                                                also holds the officer position
                                                of Senior Vice President of the
                                                USAA Life Investment Trust, a
                                                registered investment company
                                                offering five individual funds.

                                       30

Clifford A.      Vice President  Vice President Senior Vice President, Fixed Income      Four registered                None
Gladson (52)                     since May 2002 Investments, IMCO (9/02-present); Vice   investment companies
                                                President, Fixed Income Investments,     consisting of 39 funds
                                                IMCO (5/02-9/02); Vice President, Mutual
                                                Fund Portfolios, IMCO, (12/99-5/02);
                                                Assistant Vice President, Fixed Income
                                                Investments, IMCO (11/94-12/99). Mr.
                                                Gladson also holds the officer position
                                                of Vice President of the USAA Life
                                                Investment Trust, a registered investment
                                                company offering five individual funds.

Stuart Wester    Vice President  Vice President Vice President, Equity Investments,      Four registered                None
(55)                             since May 2002 IMCO (1/99-present); Vice President,     investment companies
                                                Investment Strategy and Analysis, CAPCO  consisting of 39 funds
                                                (6/96-1/99). Mr. Wester also holds the
                                                officer position of Vice President of
                                                the USAA Life Investment Trust, a
                                                registered investment company offering
                                                five individual funds.

Mark S. Howard   Secretary       Secretary      Senior Vice President, Securities        Four registered                None
(39)                             since          Counsel, USAA (12/02-present); Senior    investment companies
                                 September      Vice President, Secretary and Counsel,   consisting of 39 funds
                                 2002           IMCO (12/02-present); Vice President,
                                                Securities Counsel & Compliance, IMCO
                                                (7/00-1/02); and Assistant Vice
                                                President, Securities Counsel, USAA
                                                (2/98-7/00). Mr. Howard also holds the
                                                officer positions of Senior Vice
                                                President, Secretary and Counsel for
                                                IMCO and USAA Shareholder Account
                                                Services; Secretary of the USAA family
                                                of funds; and Assistant Secretary for
                                                USAA Financial Planning Services and for
                                                USAA Life Investment Trust, a registered
                                                investment company offering five
                                                individual funds.

Eileen M.        Assistant       Assistant      Assistant Vice President, Securities     Four registered                None
Smiley  (43)     Secretary       Secretary      Counsel, USAA (1/03-present); Attorney,  investment companies
                                 since February Morrision & Foerster, LLP (1/99-1/03);   consisting of 39 funds
                                 2003           Senior Counsel, Division of Investment
                                                Management, U.S. Securities and Exchange
                                                Commission (2/96-12/98).


                                       31

David M. Holmes  Treasurer       Treasurer      Senior Vice President, Life/IMCO/        Four registered                None
(42)                             since          Financial Planning Services Senior       investment companies
                                 June 2001      Financial Officer, USAA (12/02-present); consisting of 39 funds
                                                Senior Vice President, Senior Financial
                                                Officer, IMCO (6/01-12/02); Vice
                                                President, Senior Financial Officer,
                                                USAA Real Estate Company (RealCo)
                                                (12/97-5/01); Assistant Vice President,
                                                Capital Markets, RealCo (1/96-12/97).
                                                Mr. Holmes also holds the officer position
                                                of Treasurer of the USAA Life Investment
                                                Trust, a registered investment company
                                                offering five individual funds and Senior
                                                Vice President, Senior Financial Officer
                                                of USAA Shareholder Account Services.

Roberto          Assistant       Assistant      Assistant Vice President, Portfolio      Four registered                None
Galindo, Jr.     Treasurer       Treasurer      Accounting/Financial Administration,     investment companies
(42)                             since          USAA (12/02-present); Assistant Vice     consisting of 39 funds
                                 July 2000      President, Mutual Fund Analysis &
                                                Support, IMCO, (10/01-12/02); Executive
                                                Director, Mutual Fund Analysis &
                                                Support, IMCO (6/00-10/01); Director,
                                                Mutual Fund Analysis, IMCO (9/99-6/00);
                                                Vice President, Portfolio
                                                Administration, Founders Asset
                                                Management LLC (7/98-8/99); Assistant
                                                Vice President, Director of Fund &
                                                Private Client Accounting, Founders
                                                Asset Management LLC (7/93-7/98).
                                                Mr. Galindo also holds the officer
                                                position of Assistant Treasurer of
                                                the USAA Life Investment Trust, a
                                                registered investment company
                                                offering five individual funds.

* The address of each interested director and officer is 9800 Fredericksburg Road, San Antonio, Texas 78288.

 COMMITTEES OF THE BOARD OF DIRECTORS

     The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended December 31, 2002, the Board of Directors held meetings eight times. A portion of these meetings is devoted to various committees meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

     EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Davis, Claus, and Zucker are members of the Executive Committee.

     AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended December 31, 2002, the Audit Committee held meetings four times.

     PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended December 31, 2002, the Pricing and Investment Committee held meetings four times.

     CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended December 31, 2002, the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2002.

                                                                                  USAA FAMILY
                            S&P 500    EXTENDED MARKET   NASDAQ-100  GLOBAL TITANS  OF FUNDS
                          INDEX FUND     INDEX FUND      INDEX FUND   INDEX FUND     TOTAL
INTERESTED DIRECTORS

Robert G. Davis              None          None            None          None         None
Christopher W. Claus   $10,001-$50,000     None            None          None    Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben     $10,001-$50,000     None            None          None    Over $100,000
Robert L. Mason              None          None            None          None  $50,001-$100,000
Michael F. Reimherr      $0-$10,000        None            None          None    Over $100,000
Laura T. Starks              None          None            None          None    Over $100,000
Richard A. Zucker      $50,00-$100,000     None            None          None    Over $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2002.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2002.

       NAME                      AGGREGATE       TOTAL COMPENSATION
        OF                     COMPENSATION        FROM THE USAA
     DIRECTOR                FROM THE COMPANY    FAMILY OF FUNDS (b)

INTERESTED DIRECTOR
Robert G. Davis                   None (a)             None (a)
Christopher W. Claus              None (a)             None (a)

NON INTERESTED DIRECTOR
Barbara B. Dreeben              $   11,877          $   47,508
Robert L. Mason                 $   12,252          $   49,008
Michael F. Reimherr             $   12,377          $   49,508
Laura T. Starks                 $   12,002          $   48,008
Richard A. Zucker               $   12,877          $   51,508

     (A)  ROBERT G.  DAVIS AND  CHRISTOPHER  W.  CLAUS ARE  AFFILIATED  WITH THE
          COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

     (B) AT DECEMBER 31, 2002, THE USAA FAMILY OF FUNDS CONSISTED OF FOUR REGISTERED INVESTMENT COMPANIES OFFERING 39 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS.

     All of the above Directors are also Directors/Trustees of the other funds in the USAA family of funds. No compensation is paid by any Fund to any Director/Trustee who is a Director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of December 31, 2002, the officers and Directors of the Company and their immediate families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of April 1, 2003, USAA and its affiliates owned 4,779,380 Reward Shares (3.7%) of the USAA S&P 500 Index Fund and no shares of the Extended Market Index Fund, the Global Titans Index Fund, and the Nasdaq-100 Index Fund.

     The Company knows of no other persons who, as of April 1, 2003, held of record or owned beneficially 5% or more of the voting stock of the shares of the S&P 500 Index Fund, the Extended Market Index Fund, the Nasdaq-100 Index Fund, or the Global Titans Index Fund.

APPROVAL OF ADVISORY AGREEMENTS

     INTRODUCTION. IMCO serves as the manager or investment adviser for the S&P 500 Index Fund, the Extended Market Index Fund, the Global Titans Index Fund, and the Nasdaq-100 Index Fund pursuant to management and investment advisory agreements between the Company and IMCO (the IMCO Advisory Agreements). In addition, Northern Trust Investments, Inc. (NTI) serves as the subadviser of the S&P 500 Index Fund pursuant to a subadvisory agreement with IMCO (the NTI Subadvisory Agreement) and Barclays Global Fund Advisors (Barclays) serves as the subadviser of the Global Titans Index Fund and the Nasdaq-100 Index Fund pursuant to a separate subadvisory agreement with IMCO (the Barclays Subadvisory Agreement). The IMCO Advisory Agreements, the NTI Subadvisory Agreement, and the Barclays Subadvisory Agreement are sometimes referred to collectively in this SAI as the Advisory Agreements.

     The IMCO Advisory Agreement for the S&P 500 Index Fund was last approved by the Board of Directors, including a majority of the directors that are not "interested persons" of the Company (the Independent Directors), on April 23, 2003, for a one-year period ending June 30, 2004. The NTI Subadvisory Agreement was initially approved by the directors, including a majority of the Independent Directors, on February 27, 2003, for a two-year period. The IMCO Advisory Agreement for each of the other Index Funds and the Barclays Subadvisory Agreement for the Global Titan Index Fund and the Nasdaq-100 Index Fund was last approved by the Board of Directors, including a majority of the Independent Directors, on April 23, 2003, for the period ending June 30, 2004. At each of these meetings, the Independent Directors were represented by independent counsel to assist them in connection with their consideration of the Advisory Agreements. In advance of each meeting, the Directors received substantial information relating to the Advisory Agreements and each of the investment advisers and subadvisers then being considered, and were given the opportunity to ask questions and request additional information from management. After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted unanimously at each meeting to approve each Advisory Agreement then under consideration. In approving each Advisory Agreement, the Directors did not identify any single factor as all-important or controlling.

     IMCO ADVISORY AGREEMENT AND NTI SUBADVISORY AGREEMENT FOR THE S&P 500 INDEX FUND. During its deliberations with respect to the IMCO Advisory Agreement for the S&P 500 Index Fund in April 2003, the Board noted that IMCO had been responsible for managing the overall operations of the Fund continuously since its inception in May 1996. The Board considered the quality of the services provided by IMCO over this period and its success in monitoring the performance of the Fund. The Board noted that IMCO would be responsible for paying NTI its fees for subadvisory services in the subadvisory arrangement and that IMCO had agreed to cap total expenses of the Member Shares of the Fund under the advisory arrangement at .35 of 1% of the Fund's average net assets (ANA) and the Reward Shares of the Fund under the advisory arrangement at .17 of 1% of the Fund's ANA.

     As part of the review process, the Board examined comparative information concerning the fees charged by investment advisers of similar mutual funds, the expense ratios of the Fund and comparable mutual funds and the performance of the Fund and comparable mutual funds over various time periods. The Board also examined financial information provided by IMCO concerning the profitability to IMCO and its affiliated companies attributable to operating the Fund. Based upon these and other factors, the Board determined that the fees payable to IMCO under the Advisory Agreement were reasonable and approved the IMCO Advisory Agreement with respect to the S&P 500 Index Fund.

     In approving the NTI Subadvisory Agreement, the Board considered that NTI purchased the passive index management business of Deutsche Asset Management, Inc. (DAMI) and that the portfolio managers who had been managing the Fund as employees of DAMI would continue to manage the Fund as employees of NTI. In addition, the Board considered the experience and success of NTI in managing similar index products and the qualifications of the individuals at NTI responsible for these investment activities. The Board considered the ability and willingness of NTI to devote appropriate resources to managing the assets of the Fund under the subadvisory arrangement, the reasonableness of the fees proposed to be paid to NTI for these services, and the likelihood that IMCO and NTI will be able to work together effectively to pursue the Fund's investment objective in the subadvisory arrangement. Based upon these and other factors, the Board determined that the fees payable by IMCO to the NTI under the NTI Subadvisory Agreement were reasonable and approved the NTI Subadvisory Agreement.

     IMCO ADVISORY AGREEMENT FOR THE EXTENDED MARKET INDEX FUND. During its deliberations with respect to the approval of the IMCO Advisory Agreement for the Extended Market Index Fund in April 2003 the Board considered the fact that the Fund would operate in a master-feeder structure through which the Fund would invest all of its investable assets in a separate registered investment company advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (MLQA). The Board noted the success of IMCO in managing the S&P 500 Index Fund using substantially the same master-feeder structure and IMCO's effectiveness in monitoring the activities of the investment adviser for the underlying master fund of the S&P 500 Index Fund. The Board also considered the fact that IMCO receives no investment advisory fee for serving as the investment adviser of the Extended Market Index Fund so long as the Fund is operated in a master-feeder structure. In addition, the Board considered the projected total expenses of the Fund and the commitment by IMCO to cap the total expenses of the Fund at .50 of 1% of the Fund's ANA. As part of the approval process, the Board reviewed information concerning the fees charged by other investment advisers for managing similar mutual fund products that seek to track the performance of a similar index and the total expense ratios of comparable mutual funds. Based upon these and other factors, the Board approved the IMCO Advisory Agreement with respect to the Extended Market Index Fund for an additional one-year term.

     IMCO ADVISORY AGREEMENT AND BARCLAYS SUBADVISORY AGREEMENT FOR THE GLOBAL TITANS INDEX FUND AND THE NASDAQ-100 INDEX FUND. During its consideration of the IMCO Advisory Agreement and the Barclays Subadvisory Agreement for the Global Titans Index Fund and the Nasdaq-100 Index Fund, the Board considered the experience and success of Barclays in managing the investment portfolios of similar index products and the qualifications of the individuals at Barclays responsible for these activities. Similarly, the Board considered the experience and success of IMCO in monitoring the investment activities of other investment advisers of index products. The Board considered the commitment provided by IMCO to cap expenses of the Nasdaq-100 Index Fund at 1% of its ANA and the Global Titans Index Fund at .85 of 1% of the Fund's ANA. The Board reviewed information concerning the fees charged by other investment advisers for managing similar mutual fund products that seek to track the performance of similar indexes and the total expense ratios of comparable mutual funds. Based upon these and other factors, the Board determined that the fees payable by the Funds to IMCO under the IMCO Advisory Agreement and by IMCO to Barclays under the Barclays Subadvisory Agreement were reasonable and approved the Advisory Agreements for the Global Titans Index Fund and the Nasdaq-100 Index Fund for an additional one-year period.

     CODE OF ETHICS. The Funds, the Manager, and the Subadvisers each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the Codes of Ethics at least annually and receives certifications from the Manager and each Subadviser regarding compliance with the codes of ethics annually.

     Additionally, while the officers and employees of NTI and Barclays may engage in personal securities transactions, they are restricted by the procedures in Codes of Ethics adopted by NTI and Barclays. These Codes of Ethics were designed to ensure that the shareholders' interests come before those of the individuals who manage their funds. They also prohibit the advisory and other investment persons from buying securities in an initial public offering and discourage or prohibit such personnel from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Codes of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades.

     Copies of the Joint Code of Ethics for IMCO and the Funds, and the codes of ethics for each of NTI, MLQA, and Barclays have been filed with the SEC and are available for public view.

             TRUSTEES AND OFFICERS OF THE EXTENDED MARKET PORTFOLIO

The Trustees consist of five individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act ("non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of each Series and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Each non-interested Trustee is a member of the Trust's Audit and Nominating Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Trust's independent accountants, including the resolution of disagreements regarding financial reporting between Trust management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Trust, (ii) discuss with the independent accountants certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent accountants' and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls and Trust management's responses thereto. The
Board of the Trust has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Directors. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist them in connection with these duties. The Committee met four times during the fiscal year ended December 31, 2002.

     BIOGRAPHICAL INFORMATION. Certain biographical and other information relating to the non interested Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Merrill Lynch Investment Managers, L.P., ("MLIM/FAM-advised funds") and other public directorships.

                                                                                          NUMBER OF
                      POSITION HELD TERM OF        PRINCIPAL OCCUPATION(S)                MLIM/FAM-            PUBLIC
NAME, ADDRESS* AND    WITH THE      OFFICE** AND   DURING PAST FIVE YEARS                 ADVISED FUNDS        DIRECTORSHIPS
AGE OF TRUSTEE        TRUST         LENGTH OF                                             AND PORTFOLIOS
                                    TIME SERVED                                           OVERSEEN

Donald W. Burton (59) Trustee       Trustee since  General Partner of The Burton          23 registered        ITC DeltaCom Inc.
                                    2002           Partnership, Limited Partnership (an   investment companies (telecommunications);
                                                   Investment Partnership) since 1979;    consisting of 34     ITC Holding Company,
                                                   Managing General Partner of the South  portfolios           Inc.
                                                   Atlantic Venture Funds since 1983;                          (telecommunications);
                                                   Member of the Investment Advisory                           Knology, Inc.
                                                   Committee of the Florida State Board                        (telecommunications);
                                                   of Administration since 2001.                               MainBancorp, N.A.
                                                                                                               bank holding
                                                                                                               company);
                                                                                                                PriCare, Inc.
                                                                                                               (healthcare);
                                                                                                               Symbion, Inc.
                                                                                                               (healthcare)

M. Colyer Crum (70)   Trustee       Trustee since  Chairman and Director Phaeton          23 registered        Cambridge
                                    1996           International, Ltd. since 1985.        investment companies Bancorp
                                                   James R. Williston Professor of        consisting of
                                                   Investment Management Emeritus,        34 portfolios
                                                   Harvard Business School since 1996;
                                                   James R. Williston Professor of
                                                   Investment Management, Harvard
                                                   Business School from 1971 to 1996;
                                                   Director of Cambridge Bancorp since
                                                   1969.

Laurie Simon Hodrick  Trustee       Trustee since  Professor of Finance and Economics,    23 registered        None
(40)                                1999           Graduate School of Business, Columbia  investment companies
                                                   University since 1998; Associate       consisting of
                                                   Professor of Finance and Economics,    34 portfolios
                                                   Graduate School of Business, Columbia
                                                   University from 1996 to 1998.

Fred G. Weiss (61)    Trustee       Trustee since  Managing Director of FGW Associates    23 registered        Watson Pharmaceutical
                                    1998           since 1997; Vice President, Planning   investment companies Inc. (pharmaceutical
                                                   Investment, and Development of Warner  consisting of        company)
                                                   Lambert Co. from 1979 to 1997;         34 portfolios
                                                   Director of Watson Pharmaceutical,
                                                   Inc. (pharmaceutical company) since
                                                   2000; Director of BTG International
                                                   PLC (global technology
                                                   commercialization company) since
                                                   2001; Director of the Michael J. Fox
                                                   Foundation for Parkinson's Research
                                                   since 2000.   Director of the
                                                   Parkinson's Action Network since 1997.


   * The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.

  ** Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute.

     Certain biographical and other information relating to the Trustee who is an officer and an "interested person" of the Trust as defined in the Investment Company Act (the "interested Trust") and the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised funds and public directorships held.

                                    TERM OF
                      POSITION(S)   OFFICE*** AND                                         NUMBER OF
NAME, ADDRESS* AND    HELD WITH THE LENGTH OF TIME PRINCIPAL OCCUPATION(S) DURING PAST    MLIM/FAM-ADVISED FUNDS     PUBLIC
AGE                   TRUST         SERVED         FIVE YEARS                             AND PORTFOLIOS OVERSEEN    DIRECTORSHIPS

Terry K. Glenn **     President and President and  President and Chairman of the          117 registered              None
(62)                  Trustee       Trustee****    MLIM/FAM advised Funds; Chairman       investment companies
                                    since 1999     (Americas Region) of MLIM from 2000 to consisting of 162
                                                   2002; Executive Vice President of MLIM portfolios
                                                   and FAM (which terms as used herein
                                                   include their corporate predecessors)
                                                   from 1983 to 2002; President of FAM
                                                   Distributors, Inc. ("FAMD" or the
                                                   "Distributor") from 1986 to 2002 and
                                                   Director thereof from 1991 to 2002;
                                                   Executive Vice President and Director
                                                   of Princeton Services, Inc.
                                                   ("Princeton Services") from 1993 to
                                                   2002; President of Princeton
                                                   Administrators, L.P. from 1988 to
                                                   2002; Director of Financial Data
                                                   Services, Inc. from 1985 to 2002.

Robert C. Doll,       Senior Vice   Senior Vice    President of the MLIM and FAM since    51 registered               None
Jr. (47)              President     President      2001; Co-Head (Americas Region)        investment companies
                                    since 1999     thereof from 2000 to 2001 and Senior   consisting of 71
                                                   Vice President thereof from 1999 to    portfolios
                                                   2001; Director of Princeton Services;
                                                   Chief Investment Officer of
                                                   Oppenheimer Funds, Inc. in 1999 and
                                                   Executive Vice President thereof from
                                                   1991 to 1999.

                                       38




Donald C. Burke       Vice          Vice President First Vice President of MLIM since     117 registered              None
(42)                  President and since 1996 and 1997 and the Treasurer of MLIM and     investment companies
                      Treasurer     Treasurer      FAM since 1999; Senior Vice President  consisting of 162
                                    since 1999     and Treasurer of Princeton Services    portfolios
                                                   since 1999; Vice President of FAMD
                                                   since 1999; Vice President of MLIM
                                                   from 1990 to 1997; Director of
                                                   Taxation of MLIM since 1990.

Richard Vella (44)    Senior Vice   Senior Vice    First Vice President of FAM and        2 registered investment     None
                      President     President      certain of its affiliates since 1999;  companies consisting of since 1999***  Managing Director, Global Index Funds  14 portfolios of Bankers Trust from 1997 to 1999;
                                                   Managing Director, International
                                                   Index Funds of Bankers Trust from
                                                   1995 to 1999.

Phil Green (39)       Senior Vice   Senior Vice    Senior Vice President of FAM and       3 registered investment     None
                      President     President      certain of its affiliates since 1999;  companies consisting of
                                    since 1999***  Managing Director and Portfolio        18 portfolios
                                                   Manager of Global Institutional
                                                   Services at Bankers Trust from 1997
                                                   to 1999; Vice President of
                                                   Quantitative Equities at Bankers
                                                   Trust in 1996; Vice President of
                                                   Foreign Exchange and Currency Overlay
                                                   Strategies at Bankers Trust from 1988
                                                   to 1999

Frank Salerno (43)    Senior Vice   Senior Vice    Chief Operating Officer,               5 registered investment     None
                      President     President      Institutional for MLIM (Americas       companies consisting of
                                    since 1999***  Region); First Vice President of FAM   40 portfolios.
                                                   and certain of its affiliates since
                                                   1999; Managing Director and Chief
                                                   Investment Officer of Structured
                                                   Investments at Bankers Trust from
                                                   1995 to 1999.

                                       39

Jeffrey B. Hewson     Director      Director       Director (Global Fixed Income) of the  1 registered investment     None
(51)                                since 1998***  Investment Adviser and certain of its  companies consisting of affiliates since 1998; Vice President  2 portfolios.
                                                   of the Investment Adviser and certain
                                                   of its affiliates from 1989 to 1998;
                                                   Portfolio Manager of the Investment
                                                   Adviser and certain of its affiliates
                                                   since 1985.

Sidney Hoots (42)     Senior Vice   Senior Vice    Senior Vice President of FAM and       5 registered investment     None
                      President     President      certain of its affiliates since 1999;  companies consisting of
                                    since 1999***  Managing Director of Global            40 portfolios.
                                                   Institutional  Services at Bankers
                                                   Trust from 1992 to 1999.

Stephen M. Benham     Secretary     Secretary      Vice President (Legal Advisory) of     12 registered investment    None
(43)                                since 2002***  MLIM since 2000; Attorney with         companies consisting of
                                                   Kirkpatrick & Lockhart LLP from 1997   48 portfolios
                                                   to 2000.

     * THE ADDRESS FOR EACH OFFICER LISTED IS P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011

     ** MR. GLENN IS A DIRECTOR, TRUSTEE OR MEMBER OF AN ADVISORY BOARD OF CERTAIN OTHER INVESTMENT COMPANIES FOR WHICH FAM OR MLIM ACTS AS INVESTMENT
ADVISER. MR. GLENN IS AN "INTERESTED PERSON," AS DEFINED IN THE INVESTMENT COMPANY ACT, OF THE TRUST BASED ON HIS FORMER POSITIONS WITH FAM, MLIM, FAMD, PRINCETON SERVICES AND PRINCETON ADMINISTRATORS.

     *** ELECTED BY AND SERVES AT THE PLEASURE OF THE BOARD OF TRUSTEES OF THE TRUST.

     ****AS A TRUSTEE MR. GLENN SERVES UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED, UNTIL DECEMBER 31 OF THE YEAR IN WHICH HE TURNS 72, OR UNTIL EARLIER OF HIS DEATH, RESIGNATION, OR REMOVAL AS PROVIDED IN THE FUND'S BY-LAWS, CHARTER OR BY STATUTE.

     SHARE OWNERSHIP. Information regarding each Trustee's share ownership in the Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee ("Supervised Merrill Lynch Funds") as of December 31, 2002, is set forth in the chart below.

                                                     AGGREGATE DOLLAR RANGE OF
                             AGGREGATE DOLLAR RANGE   SECURITIES IN SUPERVISED
NAME                          OF EQUITY IN THE FUND     MERRILL LYNCH FUNDS

INTERESTED TRUSTEE:

        Terry K. Glenn                 None                 over $100,000

NON-INTERESTED TRUSTEES:

        M. Colyer Crum                 None                 over $100,000
        Laurie Simon Hodrick           None                 over $100,000
        Fred G. Weiss                  None                 over $100,000

     As of February 28, 2003, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of the Trust. As of December 31, 2002, none of the non-interested Trustees of the Trust nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").

                            COMPENSATION OF TRUSTEES

The Trust pays each non-interested Trustee for service to the Index Trust an annual fee of $5,000 plus $500 per meeting attended. The Index Trust also compensates members of the Audit and Nominating Committee ("Committee"), which consists of all of the non-interested Trustees with a fee of $1,000 per year. The Index Trust reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

     The following table shows the aggregate compensation earned by the non-interested Trustees and the aggregate compensation paid to them by all MLIM/ FAM-advised funds in each case for the calendar year ended December 31, 2002.

                                                                AGGREGATE
                                                              COMPENSATION
                                             PENSION OR          FROM THE
                                             RETIREMENT     CORPORATION AND
                                          BENEFITS ACCRUED      MLIM/FAM-
                         AGGREGATE           AS PART OF         ADVISED
                       COMPENSATION        CORPORATION       FUNDS PAID TO
 NAME                FROM CORPORATION       EXPENSES          DIRECTORS(2)

 Donald W. Burton(1)     $14,500              None             $189,042
 M. Colyer Crum          $22,000              None             $226,583
 Laurie Simon Hodrick    $20,000              None             $208,917
 Stephen B. Swensrud(3)  $12,000              None             $ 53,917
 J. Thomas Touchton(3)   $13,333              None             $139,375
 Fred G. Weiss           $20,000              None             $208,917

         (1) MR. BURTON WAS ELECTED AS A TRUSTEE OF THE TRUST AND A DIRECTOR/ TRUSTEE OF CERTAIN FAM AND AFFILIATE-ADVISED FUNDS ON APRIL 1, 2002.

         (2) THE  TRUSTEES  SERVE ON THE  BOARDS  OF  MLIM/FAM-ADVISED  FUNDS AS
             FOLLOWS: MR. BURTON (23 REGISTERED INVESTMENT COMPANIES CONSISTING OF 34 PORTFOLIOS); MR. CRUM (23 REGISTERED INVESTMENT COMPANIES CONSISTING OF 34 PORTFOLIOS); MS. HODRICK (23 REGISTERED INVESTMENT COMPANIES CONSISTING OF 34 PORTFOLIOS); MR. TOUCHTON (23 REGISTERED INVESTMENT COMPANIES CONSISTING OF 34 PORTFOLIOS); AND MR. WEISS (23 REGISTERED INVESTMENT COMPANIES CONSISTING OF 34 PORTFOLIOS).

         (3) MR. SWENSRUD RETIRED AS A TRUSTEE EFFECTIVE MARCH 15, 2002 AND MR. TOUCHTON RETIRED AS A TRUSTEE EFFECTIVE JANUARY 1, 2003.

     The Trustees may purchase Class A shares of a Fund at net asset value. See "Purchase of Shares -- Initial Sales Charge Alternatives -- Class A and Class D Shares -- Reduced Initial Sales Charges -- Purchase Privilege of Certain Persons."

APPROVAL OF MANAGEMENT  AGREEMENT

In connection with its consideration of the Investment Advisory Agreement, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Fund by the Investment Adviser under the Investment Advisory Agreement, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Investment Adviser and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund. The Board also considered the Investment Adviser's costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationship with the Fund. The benefits considered by the Board included not only the Investment Adviser's compensation for investment advisory services under the Investment Advisory Agreement, but also the Fund's profitability to the Investment Adviser and the compensation paid to the Investment Adviser or its affiliates for other, non-advisory services provided to the Fund. The Trustees also considered the Investment Adviser's access to research services from brokers to which the Investment Adviser may have allocated Fund brokerage in a "soft dollar" arrangement. The Board also compared the Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Fund by the Investment Advisor and its affiliates, the Board concluded that the investment advisory fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Fund's assets.

     Based on the information reviewed and the discussions, the Board including a majority of the non-interested Trustees concluded that the management fee rate was reasonable in relation to such services. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

                               INVESTMENT ADVISER

As described  in each Funds'  prospectus,  USAA  Investment  Management  Company
(IMCO) is the manager and investment adviser, providing the services under a Management Agreement with respect to the S&P 500 Index Fund and the Extended Market Index Fund and an Advisory Agreement with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to the services it provides under the Management and Advisory Agreements, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of March 31, 2003, total assets under management by IMCO were approximately $42 billion, of which approximately $25 billion were in mutual fund portfolios.


ADVISORY AND MANAGEMENT AGREEMENTS

With respect to the Extended Market Index Fund, under the Management Agreement, IMCO presently monitors the services provided by MLQA to the Extended Market Portfolio. IMCO receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, IMCO would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay IMCO an annual fee of .30% of the Fund's ANA, accrued daily and paid monthly.

     With respect to the S&P 500 Index Fund, and the Extended Market Index Fund, the Management Agreement will remain in effect until June 30, 2004. The Advisory Agreement will remain in effect until June 30, 2004, for the Nasdaq-100 Index Fund and the Global Titans Index Fund. The Management Agreement and the Advisory Agreement (Agreements) will continue in effect from year to year thereafter for the Funds as long as it is approved at least annually by a vote of the outstanding voting securities of the Funds (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Funds) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. These Agreements may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. In addition to any amounts otherwise payable to IMCO as an advisory fee for current services under the Agreements, the Company shall be obligated to pay IMCO all amounts previously waived by IMCO with respect to a Fund, provided that such additional payments are made not later than three years from October 27, 2000, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Funds expense ratio in such year to exceed, in the case of the Extended Market Index Fund, 0.50% of the average net assets of the Fund, in the case of the Nasdaq-100 Index Fund, 0.85% of the average net assets of the Fund, or in the case of the Global Titans Index Fund, 0.85% of the average net assets of the Fund.

     IMCO has voluntarily agreed to limit the annual expenses of the S&P 500 Index Fund Member Shares to 0.35%, the S&P 500 Index Fund Reward Shares to 0.17%, the Extended Market Index Fund to 0.50%, the Nasdaq-100 Index Fund to 1.00%, and the Global Titans Index Fund to 0.85% of each Fund's ANA, respectively, and will reimburse the Funds for all expenses in excess of such limitations. IMCO may modify or terminate any such waiver or reimbursement at any time without prior notice to shareholders.

     With respect to the S&P 500 Index Fund, for the period of January 1, 2002, through April 30, 2002, IMCO voluntarily agreed to limit the annual expenses of the Fund to 0.18% of the Fund's ANA. Effective May 1, 2002, IMCO voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.27% and 0.17%, respectively, of their annual average net assets, and will reimburse the Fund for all expenses in excess of those amounts. During the year ended December 31, 2002, the Fund incurred reimbursable expenses for the Member Shares and the Reward Shares of $1,898,634 and $176,994, respectively.

     With respect to the S&P 500 Index Fund, for the period of August 13, 2001 through December 31, 2001, IMCO voluntarily agreed to limit the annual expenses of the S&P 500 Index Fund to 0.18% of the Fund's ANA. Prior to August 13, 2001, the S&P 500 Index Fund invested all of its investable assets into the Equity 500 Portfolio, a separately registered investment company under a master-feeder relationship. For the period of August 13, 2001 through December 31, 2001, IMCO earned $1,083,054 for investment advisory services. As a result of the Fund's expenses exceeding the expense limitations, IMCO did not receive $103,452 in fees to which it would have been entitled.

     Prior to August 13, 2001, the S&P 500 Index Fund invested all of its investable assets into the Equity 500 Index Portfolio, a separately registered investment company currently advised by DAMI. From April 30, 2001 to August 13, 2001, DAMI received $894,189 as compensation for investment advisory services provided to the Equity 500 Portfolio. Prior to April 30, 2001, the Equity 500 Portfolio was advised by Bankers Trust Company (Bankers Trust). From January 1, 2001 through April 30, 2001, Bankers Trust received $1,058,008 as compensation for investment advisory services provided to the Equity 500 Portfolio. For the fiscal year ended December 31, 2000, Bankers Trust earned $4,136,851 as compensation for investment advisory services provided to the Equity 500 Portfolio.

     For the fiscal years or periods ended December 31, 2002, 2001, and 2000, MLQA earned $9,830, $4,976, and $357, respectively, as compensation for investment advisory services provided to the Extended Market Portfolio.

     For the last three fiscal years or periods ended December 31, IMCO earned advisory fees as follows:


        FUND                                   2002         2001       2000
        S&P 500 Index                     $2,278,017     $1,083,054      --
        Extended Market Index                    --           --         --*
        Nasdaq-100 Index                  $  108,225     $   89,670    $8,039*
        Global Titans Index               $   34,825     $   38,894    $5,609*

     As a result of the Funds expenses exceeding the expense limitations, IMCO did not receive advisory fees to which it would have been entitled as follows:

        FUND                                2002          2001     2000
        S&P 500 Index - Member Shares   $ 1,898,634    $103,452      --
        S&P500 Index - Reward Shares    $   176,994     n/a        n/a
        Extended Market Index                    --      --          --*
        Nasdaq-100 Index                $   108,225    $ 89,670    $8,039*
        Global Titans Index             $    34,825    $ 38,894    $5,609*

     In addition, IMCO did not receive reimbursement for other operating expenses to which it would have been entitled as follows:

        FUND                       2002         2001        2000
        Extended Market Index   $ 81,405     $ 102,589    $48,566*
        Nasdaq-100 Index            --       $  94,061    $47,310*
        Global Titans Index     $137,040     $ 125,352    $40,588*


        * FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000

     SUBADVISER TO THE S&P 500 INDEX FUND. IMCO has entered into a subadvisory agreement (Subadvisory Agreement) with NTI located at 50 S. LaSalle Street, Chicago, Illinois 60675. Under the Subadvisory Agreement, NTI is responsible for the day-to-day management of the S&P 500 Index Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, with respect to the S&P 500 Index Fund, NTI receives a fee from IMCO at an annual rate equal to 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. The Subadvisory Agreement is subject to the same approval of the Board of Directors as the oversight and renewal of the Management Agreement. NTI has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the S&P 500 Index, including portfolio composition. Both the Management Agreement and the Subadvisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors and (ii) by a majority of the Directors of the Fund who are not parties to the Advisory Agreement or the Subadvisory Agreement or affiliates of any such party. The Management Agreement may be terminated on sixty (60) days' written notice by any such party and will terminate automatically if assigned. The Subadvisory Agreement may be terminated on sixty (60) days' written notice by NTI or at any time by IMCO and will terminate automatically if assigned. Asset allocation, index and modeling strategies are employed by NTI for other investment companies and accounts advised or sub-advised by NTI. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by NTI. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

     SUBADVISER TO THE NASDAQ-100 INDEX AND GLOBAL TITANS INDEX FUNDS. IMCO has entered into a subadvisory agreement (Subadvisory Agreement) with Barclays Global Fund Advisors (Barclays) located at 45 Fremont Street, San Francisco, CA 94105. Under the Subadvisory Agreement, Barclays is responsible for the day-to-day management of the Nasdaq-100 Index and Global Titans Index Funds' assets pursuant to each Fund's investment objective and restrictions. For its services, with respect to the Nasdaq-100 Index Fund, Barclays receives a fee from IMCO at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $250 million and 0.03% of daily net assets on amounts above $250 million. For its services, with respect to the Global Titans Index Fund, Barclays receives a fee from IMCO at an annual rate equal to 0.09% of the Fund's average daily net assets on amounts up to $250 million and 0.04% of daily net assets on amounts above $250 million. The Subadvisory Agreement is subject to the same approval of the Board of Directors as the oversight and renewal of the Advisory Agreement. Barclays has agreed to provide to the Funds, among other things, analysis and statistical and economic data and information concerning the compilation of the Nasdaq-100 Index(R) 1 and the Dow Jones Global Titans 50


[footnote]
1 The Nasdaq-100(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and have been licensed for use by USAA Mutual Fund, Inc. The Nasdaq-100 Index Fund (the "Product(s)") is not sponsored, sold or promoted by the Corporations and the Corporations make no representation about the advisability of investing in them. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
                                       44

Index, including portfolio composition. Both the Advisory Agreement and the Subadvisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of each Fund's outstanding voting securities or by each Fund's Board of Directors and
(ii) by a majority of the Directors of the Funds who are not parties to the Advisory Agreement or the Subadvisory Agreement or affiliates of any such party. Both the Advisory Agreement and the Subadvisory Agreement may be terminated on sixty (60) days' written notice by any such party and will terminate automatically if assigned. Asset allocation, index and modeling strategies are employed by Barclays for other investment companies and accounts advised or sub-advised by Barclays. If these strategies indicate particular securities should be purchased or sold at the same time by the Funds and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by Barclays. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by each Fund or the price paid or received by each Fund.

                                 ADMINISTRATOR

Under an Administration and Servicing Agreement effective May 1, 2001, as amended February 20, 2002, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, with respect to the S&P 500 Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to ..06% of the average daily net assets of the Fund; with respect to the Extended Market Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to .38%, up to .10% of this fee shall be paid to MLQA for subadministrative services; and with respect to the Global Titans Index Fund and the Nasdaq-100 Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to .35% of the average net assets for each Fund. We may also delegate one or more of our responsibilities to others at our expense.

     Under an Investment Accounting Agreement between the Company and The Northern Trust Company (Northern Trust), Northern Trust is obligated on a continuous basis to provide a variety of investment accounting. Northern Trust also is responsible for calculating the net asset value of the Fund and preparing and maintaining all related accounts and records. The Company is not obligated to make any payments to Northern Trust for its services under the Agreement. Any fees to be charged by Northern Trust for these services will be paid by NTI.

     Prior to August 13, 2001, the S&P 500 Index Fund invested all of its investable assets into the Equity 500 Index Portfolio, a separately registered investment company currently advised DAMI. Prior to April 30, 2001, the Equity 500 Index Portfolio was advised by Bankers Trust. For the fiscal year ended December 31, 2001, Bankers Trust and DAMI earned $0 as compensation for administrative and other services provided to the Equity 500 Portfolio regarding the master feeder relationship. For the fiscal year ended December 31, 2001, DAMI earned $0 for compensation for administrative and other services provided to the S&P 500 Index Fund as subadvisor. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust earned $100,992 and $344,960, respectively, as compensation for administrative and other services provided to the Equity 500 Portfolio.

     Under the administration and services agreement between the Extended Market Portfolio and MLQA, MLQA is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the

Extended Market Portfolio reasonably deems necessary for the proper administration of the Extended Market Portfolio. MLQA will generally assist in all aspects of the Extended Market Portfolio's operations; supply and maintain office facilities (which may be in MLQA's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     For the last three fiscal years or periods ended December 31, IMCO earned administrative and other services fees as follows:

        FUND                         2002           2001           2000
        S&P 500 Index            $ 792,445          --          $ 844,241
        Extended Market Index    $  84,286      $  73,290       $  13,557*
        Nasdaq-100 Index         $ 189,394      $ 156,930       $  14,068*
        Global Titans Index      $  48,755      $  54,451       $   7,852*

     As a result of the Funds' expenses exceeding the expense limitations, IMCO did not receive fees to which it would have been entitled as follows:

        FUND                        2002           2001           2000
        S&P 500 Index                --             --              --
        Extended Market Index    $  84,286      $  73,290       $  13,557*
        Nasdaq-100 Index         $ 172,646      $ 156,930       $  14,068*
        Global Titans Index      $  48,755      $  54,451       $   7,852*

        * FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.


                              GENERAL INFORMATION

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing, best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency
Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26 per account, except the S&P 500 Index Fund, which pays the Transfer Agent an annual fixed fee of $20 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses, which are incurred at the specific direction of the Company.

CUSTODIAN

The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds investments in the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Extended Market Index Fund. State Street Bank and Trust Company, P. O. Box 1713, Boston, MA 02105, is the custodian for the Nasdaq-100 Index Fund and the Global

Titans Index Fund. The Northern Trust Company, 50 S. LaSalle Street, Chicago, IL 60675, serves as custodian for the S&P 500 Index Fund. As custodian, it holds the S&P 500 Index Fund's assets. Northern Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act. Chase Manhattan Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245 is the custodian for the Extended Market Index Fund and the Extended Market Portfolio.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus. Shearman & Sterling, 599 Lexington Avenue, New York, New York 10174 serves as counsel to the Extended Market Portfolio.

INDEPENDENT AUDITORS

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, was appointed the Company's independent auditor for the Funds starting with 2002 fiscal year-end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, was the independent auditor for the 2001 and 2000 fiscal year-end audits. In these capacities each firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Funds is provided under Fluctuation of Investment Value in its prospectus. See Valuation of Securities herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1, 5-, and 10-year periods, ended December 31, 2002, or for such lesser periods as the Funds have been in existence. (In addition, each Fund may from time to time advertise performance of the Fund for periods commencing on the date any subadviser(s) began managing the Fund, or for periods of less than one year.)

                                                1       5         FROM
S&P 500 INDEX FUND (MEMBER SHARES)             YEAR    YEAR      5/1/96
--------------------------------------------------------------------------
Return Before Taxes                          -22.19%   -0.75%     6.25%
Return After Taxes on Distributions          -22.64%   -1.37%     5.58%
Return After Taxes on
  Distributions and Sale of Fund Shares      -13.61%   -0.73%     4.95%

                                                1       5        FROM*
S&P 500 INDEX FUND (REWARD SHARES)             YEAR    YEAR     5/1/02
--------------------------------------------------------------------------
Return Before Taxes                             n/a     n/a     -18.00%
Return After Taxes on Distributions             n/a     n/a     -18.42%
Return After Taxes on
  Distributions and Sale of Fund Shares         n/a     n/a     -11.05%

                                                 1       5       FROM
EXTENDED MARKET INDEX FUND                     YEAR    YEAR    10/27/00
---------------------------------------------------------------------------
Return Before Taxes                          -18.20%    n/a     -15.28%
Return After Taxes on Distributions          -18.34%    n/a     -15.64%
Return After Taxes on
   Distributions and Sale of Fund Shares     -11.17%    n/a     -12.12%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THESE RETURNS ARE CUMULATIVE.

                                                 1       5       FROM
NASDAQ-100 INDEX FUND                          YEAR    YEAR    10/27/00
----------------------------------------------------------------------------
Return Before Taxes                          -37.90%   n/a      -41.28%
Return After Taxes on Distributions          -37.90%    n/a     -41.29%
Return After Taxes on
   Distributions and Sale of Fund Shares     -23.27%    n/a     -30.63%

                                                 1       5       FROM
GLOBAL TITANS INDEX FUND                       YEAR    YEAR    10/27/00
----------------------------------------------------------------------------
Return Before Taxes                          -23.48%    n/a     -20.12%
Return After Taxes on Distributions          -23.70%    n/a     -20.35%
Return After Taxes on
  Distributions and Sale of Fund Shares      -14.41%    n/a     -15.73%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts. For periods after December 31, 1996, performance does not reflect the annual $10 account maintenance fee for the S&P 500 Index Fund, which fee is waived for accounts of $10,000 or more. As of December 31, 2002, the S&P 500 Index Funds Member Shares average account size was approximately $11,529 and the Reward Shares average account size was approximately $238,017.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the funds operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)n = ERV

        Where:  P       =   a hypothetical initial payment of $1,000
                T       =   average annual total return
                n       =   number of years
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:

     1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

     2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

     3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the funds shares.

     4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)n = ATVD

        Where:  P       =   a hypothetical initial payment of $1,000
                T       =   average annual total return (after taxes on
                            distributions)
                n       =   number of years
                ATVD    =   ending value of a hypothetical $1,000 payment made
                            at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

     1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

     2. Assume all distributions by the fundless the taxes due on such distributionsare reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

     3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the funds mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

     4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, E.G., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

     5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:


                               P(1 + T)n = ATVDR

        Where:  P       =   a hypothetical initial payment of $1,000
                T       =   average annual total return (after taxes on
                            distributions)
                n       =   number of years
                ATVDR   =   ending value of a hypothetical $1,000 payment made
                            at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

     1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

     2. Assume all distributions by the fundless the taxes due on such distributionsare reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

     3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

     4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, E.G., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

     5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

     6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (E.G., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

                   APPENDIX A COMPARISON OF FUND PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR(R), a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESSWEEK,   a  national  business  weekly  that  periodically   reports  the
performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL  WORLD  MAGAZINE,  a  monthly  magazine  that  periodically   features
companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR FIVE STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news. San Francisco Chronicle, a newspaper that may cover financial news.

SMARTMONEY, a monthly magazine featuring news and articles on investing and mutual funds.

THE WALL STREET JOURNAL(R), a Dow Jones and Company, Inc. newspaper that covers financial news.

USA TODAY(R), a newspaper that may cover financial news.

U.S. NEWS & World Report, a national business weekly that periodically reports mutual fund performance data.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of the Fund may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     Other sources for total return and other performance data that may be used by the Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX B SHORT-TERM DEBT RATINGS

MOODY'S MUNICIPAL

MIG-1/VMIG1   This  designation  denotes best quality.  There is present  strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2   This designation  denotes high quality.  Margins of protection are ample  although  not so large as in the  preceding  group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              * Leading market positions in well-established industries.

              * High rates of return on funds employed.

              * Conservative capitalization structures with moderate reliance on debt and ample asset protection.

              * Broad margins in earning coverage of fixed financial charges and high internal cash generation.

              * Well-established  access  to a  range  of  financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2    Satisfactory   capacity  to  pay  principal  and  interest,   with  some
        vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2     Capacity  for  timely  payment  on  issues  with  this   designation  is
        satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DBRS COMMERCIAL PAPER

R-1 (high)     Short-term  debt rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity that  possesses  unquestioned ability to repay current  liabilities as they fall due.  Entities
               rated  in  this  category   normally  maintain  strong  liquidity
               positions,  conservative debt levels and profitability,  which is both  stable  and  above  average.  Companies  achieving  an "R-1
               (high)"  rating  are  normally  leaders  in  structurally   sound
               industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors.
               Given the extremely tough definition, which DBRS has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle)   Short-term  debt  rated  "R-1  (middle)"  is of  superior  credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition, which DBRS has for the "R-1 (high)" category
               (which few  companies are able to achieve),  entities  rated "R-1
               (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)      Short-term  debt  rated  "R-1  (low)" is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)      Short-term  debt rated  "R-2" is of adequate  credit  quality and within the three  subset  grades,  debt  protection  ranges  from having reasonable  ability for timely repayment to a level, which is considered  only just adequate.  The liquidity and debt ratios of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"  category,  and the past and future  trend may suggest  some risk of  maintaining  the strength of key ratios in
               these  areas.   Alternative  sources  of  liquidity  support  are
               considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)      Short-term debt rated "R-3" is speculative,  and within the three subset grades, the capacity for timely payment ranges from mildly
               speculative  to  doubtful.   "R-3"  credits  tend  to  have  weak
               liquidity  and debt ratios,  and the future trend of these ratios is also unclear.  Due to its speculative  nature,  companies with
               "R-3"  ratings  would   normally  have  very  limited  access  to
               alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

ALL THREE DBRS RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

                        APPENDIX C DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------
                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------

   $100     $10         10         $ 6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77   ***$39          66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                        APPENDIX D USAA FAMILY OF FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

------------------------                        --------------------------
    ASSET ALLOCATION FUNDS                         TAX EXEMPT BOND FUNDS
  -------------------------                     --------------------------
      Balanced Strategy                                 Long-Term
    Cornerstone Strategy                            Intermediate-Term
   Growth and Tax Strategy                             Short-Term
                                                   State Bond/Income
                                                    Income Strategy


  ---------------------                        --------------------------
      EQUITY FUNDS                                 TAXABLE BOND FUNDS
  ---------------------                        --------------------------
      Aggressive Growth                                 GNMA Trust
        Capital Growth                          High-Yield Opportunities
       Emerging Markets                                    Income
      First Start Growth                         Intermediate-Term Bond
 Precious Metals and Minerals                        Short-Term Bond
          Growth
       Growth & Income                         --------------------------
       Income Stock                                 MONEY MARKET FUNDS
       International                           --------------------------
    Science & Technology                               Money Market
      Small Cap Stock                           Tax Exempt Money Market
           Value                              Treasury Money Market Trust
       World Growth                               State Money Market


 --------------------------
          INDEX FUNDS
  --------------------------
    Extended Market Index
     Global Titans Index
       Nasdaq-100 Index
 S&P 500 Index (Reward Shares)
 S&P 500 Index (Member Shares)

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

WILSHIRE 4500 IS A TRADEMARK AND WILSHIRE IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

DOW JONES AND DOW JONES GLOBAL TITANS 50 INDEXSM ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100, NASDAQ-100 INDEX, AND NASDAQ ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE CORPORATIONS) AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


S&P IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR OUR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.


AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                       APPENDIX E -- INVESTING IN AN IRA

An individual retirement account, or IRA, is a personal, tax-advantaged retirement plan. An employed person can contribute earned income into an IRA up to a certain maximum amount per year. Federal tax laws dictate the level of participation and eligibility for an IRA, including whether employee and/or employer contributions are tax-deductible. IRAs offer you a tax-advantaged way to invest, while giving you a variety of investment options that have the potential to grow on a tax-deferred or tax-free basis.

For example, if you contribute only $166.66 a month into an IRA earning an average annual return of 8%, in 20 years you could accumulate approximately $98,821. Under a new law, if you contribute $250 a month and earn the same 8% annually, in 20 years you could accumulate $148,237, which is 50% more.

[LINE GRAPH CHART SHOWING ACCUMULATION OF INVESTMENT]

                      $2,000         $3,000
5  YEARS
10 YEARS
15 YEARS
20 YEARS             $98,821        $148,237


                            INVESTING MORE ADDS UP.

[  ] $3,000 Contribution
[  ] $2,000 Contribution

This is a hypothetical illustration and should not be considered an indication of any USAA product. Unless Congress provides otherwise, the Economic Growth and Tax Relief Reconciliation Act of 2001 will expire on December 31, 2010, and contribution limits will revert to prior law.

28083-0503

                             USAA MUTUAL FUND, INC.
PART C. OTHER INFORMATION

Item 23.                Exhibits

1       (a)     Articles of Incorporation dated October 10, 1980 (1)
        (b)     Articles of Amendment dated January 14, 1981 (1)
        (c)     Articles Supplementary dated July 28, 1981 (1)
        (d)     Articles Supplementary dated November 3, 1982 (1)
        (e)     Articles of Amendment dated May 18, 1983 (1)
        (f)     Articles Supplementary dated August 8, 1983 (1)
        (g)     Articles Supplementary dated July 27, 1984 (1)
        (h)     Articles Supplementary dated November 5, 1985 (1)
        (i)     Articles Supplementary dated January 23, 1987 (1)
        (j)     Articles Supplementary dated May 13, 1987 (1)
        (k)     Articles Supplementary dated January 25, 1989 (1)
        (l)     Articles Supplementary dated May 2, 1991 (1)
        (m)     Articles Supplementary dated November 14, 1991 (1)
        (n)     Articles Supplementary dated April 14, 1992 (1)
        (o)     Articles Supplementary dated November 4, 1992 (1)
        (p)     Articles Supplementary dated March 23, 1993 (1)
        (q)     Articles Supplementary dated May 5, 1993 (1)
        (r)     Articles Supplementary dated November 8, 1993 (1)
        (s)     Articles Supplementary dated January 18, 1994 (1)
        (t)     Articles Supplementary dated November 9, 1994 (1)
        (u)     Articles Supplementary dated November 8, 1995 (2)
        (v)     Articles Supplementary dated February 6, 1996 (3)
        (w)     Articles Supplementary dated March 12, 1996 (4)
        (x)     Articles Supplementary dated November 13, 1996 (7)
        (y)     Articles Supplementary dated May 9, 1997 (8)
        (z)     Articles of Amendment dated July 9, 1997 (9)
        (aa)    Articles Supplementary dated November 12, 1997 (10)
        (bb)    Articles Supplementary dated April 3, 1998 (13)
        (cc)    Articles Supplementary dated May 6, 1999 (14)
        (dd)    Articles Supplementary dated November 18, 1999 (16)
        (ee)    Articles Supplementary dated July 19, 2000 (17)
        (ff)    Articles Supplementary dated April 26, 2001 (21)
        (gg)    Articles Supplementary dated June 20, 2001 (22)
        (hh)    Certificate of Correction to Articles Supplementary (22)
        (ii)    Articles of Amendment dated April 24, 2002 (24)
        (jj)    Articles Supplementary dated April 24, 2002 (24)

2               Bylaws, as amended September 17, 2001 (23)

3               SPECIMEN CERTIFICATES FOR SHARES OF
        (a)     Growth Fund (1)
        (b)     Income Fund (1)
        (c)     Money Market Fund (1)
        (d)     Aggressive Growth Fund (1)
        (e)     Income Stock Fund (1)
        (f)     Growth & Income Fund (1)
        (g)     Short-Term Bond Fund (1)
        (h)     S&P 500 Index Fund (4)
        (i)     Science & Technology Fund (9)
        (j)     First Start Growth Fund (9)
        (k)     Intermediate-Term Bond Fund (15)
        (l)     High-Yield Opportunities Fund (15)

Item No. 23           Exhibit

        (m)     Small Cap Stock Fund (15)
        (n)     Extended Market Index Fund (19)
        (o)     Nasdaq-100 Index Fund (19)
        (p)     Global Titans Index Fund (19)
        (q)     Capital Growth Fund (19)
        (r)     Value Fund (21)

4       (a)     Advisory Agreement dated August 1, 2001 (22)
        (b)     Management  Agreement  dated May 1, 1996 with respect to the S&P
                500 Index Fund (5)
        (c)     Administration  and  Servicing  Agreement  dated May 1, 2001, as amended  February  20,  2002,  with respect to the S&P 500 Index
                Fund,  Extended  Market Index Fund,  Nasdaq-100  Index Fund, and
                Global Titans Index Fund (23)
        (d)     Letter  Agreement to the Management  Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (e)     Management  Agreement dated October 27, 2000 with respect to the
                Extended Market Index Fund (19)
        (f)     Advisory  Agreement  dated  October 27, 2000 with respect to the
                Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
        (g)     Sub-Advisory  Agreement  dated  October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
        (h)     Accounting  Services  Agreement  dated  October  27,  2000  with respect to the Extended Market Index Fund (19)
        (i)     Administration and Servicing  Agreement dated August 1, 2001, as amended February 20, 2002, with respect to the Aggressive Growth
                Fund,  Growth Fund,  Growth & Income Fund,  Income Fund,  Income
                Stock Fund,  Short-Term Bond Fund, Money Market Fund,  Science &
                Technology Fund, First Start Growth Fund, Intermediate-Term Bond
                Fund,  High-Yield  Opportunities Fund, Small Cap Stock Fund, and
                Capital Growth Fund (24)
        (j)     Letter Agreement dated August 3, 2001 to the  Administration and
                Servicing Agreement with respect to the Value Fund (22)
        (k)     Form of SubAdvisory  Agreement with respect to the S&P 500 Index
                Fund (filed herewith)

        (l) Form of Investment Accounting Agreement with respect to the S&P 500 Index Fund (27)

        (m)     Advisory Agreement dated October 18, 2002 (26)
        (n) Subadvisory Agreement dated October 18, 2002, between IMCO and Batterymarch Financial Management, Inc. with respect to Capital Growth Fund (26)
        (o) Subadvisory Agreement dated October 18, 2002, between IMCO and The Boston Company Asset Management, LLC with respect to Income Stock Fund (26)
        (p) Subadvisory Agreement dated October 18, 2002, between IMCO and Dresdner RCM Global Investors LLC with respect to Growth Fund
                (26)
        (q) Subadvisory Agreement dated October 18, 2002, between IMCO and Eagle Asset Management, Inc. with respect to Small Cap Stock Fund (26)
        (r) Subadvisory Agreement dated October 18, 2002, between IMCO and Marsico Capital Management, LLC with respect to Aggressive Growth Fund, Growth Fund, and First Start Growth Fund (26)
        (s) Subadvisory Agreement dated October 18, 2002, between IMCO and Wellington Management Company, LLP with respect to Growth & Income Fund and Science & Technology Fund (filed herewith)
        (t) Subadvisory Agreement dated October 18, 2002, between IMCO and Westwood Management Corporation with respect to Income Stock Fund and Value Fund (26)

5       (a)     Underwriting Agreement dated July 25, 1990 (1)
        (b)     Letter  Agreement to the  Underwriting  Agreement  dated June 1,
                1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c)     Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)

Item No. 23       Exhibit

        (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
        (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
        (f) Letter Agreement to the Underwriting Agreement dated October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund
                (19)
        (g) Letter Agreement to the Underwriting Agreement dated August 3, 2001 adding the Value Fund (22)

6               Not Applicable

7       (a)     Amended and Restated Custodian Agreement dated July 1, 2001 (22)
        (b)     Subcustodian Agreement dated March 24, 1994 (3)

        (c) Form of Custodian Agreement with respect to the S&P 500 Index Fund (27)
        (d) Form of Subcustodian Agreement with respect to the S&P 500 Index Fund (27)

        (e) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (f) Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
        (g) Addendum to the Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
        (h) Letter Agreement to the Custodian Agreement dated August 3, 2001 with respect to the Value Fund (22)

        (i) Amendment to the Amended and Restated Custodian Agreement dated July 1, 2002 (27)


8       (a)     Articles of Merger dated January 30, 1981 (1)
        (b)     Transfer Agency Agreement dated November 13, 2002 (26)

        (c) Master Revolving Credit Facility Agreement with Bank of America dated January 9, 2003 (27)
        (d) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 9, 2003 (27)

        (e) Master-Feeder Participation Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
        (f) License Agreement for Nasdaq-100 Index Fund dated October 27, 2000 (19)
        (g) License Agreement for Global Titans Index Fund dated October 27, 2000 (19)
        (h) Sublicense Agreement for Extended Market Index Fund dated October 27, 2000 (19)
        (i) Commodity Customer's Agreement for the Nasdaq-100 Index Fund and the Global Titans Index Fund dated October 27, 2000 (19)

9       (a)     Opinion    and   Consent   of   Counsel   with  respect  to  the
                Aggressive  Growth Fund,  Growth Fund, Income Fund, Income Stock
                Fund,  Growth & Income  Fund,  Short-Term  Bond Fund,  Science &
                Technology,   First  Start  Growth  Fund,   Money  Market  Fund,
                Intermediate-Term  Bond  Fund,  High-Yield  Opportunities  Fund,
                Small Cap Stock Fund, Capital Growth Fund, and Value Fund (26)

        (b) Opinion and Consent of Counsel with respect to the S&P 500 Index Fund (Member Shares and Reward Shares), Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (24)

10              Independent Auditors' Consent (filed herewith)


11              Omitted financial statements - Not Applicable

Item No. 23       Exhibit


12              SUBSCRIPTIONS AND INVESTMENT LETTERS

        (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
        (b)     Subscription and Investment Letter for S&P 500 Index Fund (5)
        (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
        (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
        (e) Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans Index Fund, and Capital Growth Fund (19)
        (f)     Subscription and Investment Letter for the Value Fund (22)

13              12b-1 Plan  - Not Applicable

14              Amended 18f-3 Plan (25)

15              Reserved

16              CODE OF ETHICS
        (a)     USAA Investment Management Company (25)
        (b)     Northern Trust Investments (27)
        (c)     Merrill Lynch Investment Managers (18)
        (d)     Barclays Global Investors, N.A. (18)
        (e)     Batterymarch Financial Management, Inc. (25)
        (f)     The Boston Company Asset Management, LLC (25)
        (g)     Dresdner RCM Global Investors LLC (25)
        (h)     Eagle Asset Management, Inc. (25)
        (i)     Marsico Capital Management, LLC (25)
        (j)     Wellington Management Company, LLP (25)
        (k)     Westwood Management Corporation (25)


17              POWERS OF ATTORNEY
                Powers of Attorney for Robert G. Davis dated March 6, 2003 and Christopher W. Claus, David M. Holmes, Barbara B. Dreeben, Robert L. Mason, Laura T. Starks, Michael F. Reimherr, and Richard A. Zucker dated February 27, 2003 (filed herewith)


(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

(16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

(17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

(18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27, 2000.

(19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 2000.

(20) Previously filed with Post-Effective Amendment No. 57 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 30, 2001.

(21) Previously filed with Post-Effective Amendment No. 58 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 18, 2001.

(22) Previously filed with Post-Effective Amendment No. 59 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 2001.

(23) Previously filed with Post-Effective Amendment No. 60 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on March 1, 2002.

(24) Previously filed with Post-Effective Amendment No. 61 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 29, 2002.

(25) Previously filed with Post-Effective Amendment No. 62 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 2, 2002.

(26) Previously filed with Post-Effective Amendment No. 63 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 27, 2002.


(27) Previously filed with Post-Effective Amendment No. 64 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 28, 2003.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.  INDEMNIFICATION

Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

(a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

(b) Statutory Indemnification Provisions. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

     Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

     Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund and Portfolio Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Science & Technology Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC.

(b) Dresdner RCM Global Advisors LLC (Dresdner), located at 4 Embarcadero Center, San Francisco, California 94111, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Dresdner is incorporated herein by reference to Dresdner's current Form ADV as amended and filed with the SEC.

(c) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC.

(d) Marsico Capital Management, LLC (Marsico), located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202, serves as a subadviser to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund. The information required by this Item 26 with respect to each director and officer of Marsico is incorporated herein by reference to Marsico's current Form ADV as amended and filed with the SEC.

(e) Westwood Management Corporation (Westwood), located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, serves as a subadviser to the Income Stock Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of Westwood is incorporated herein by reference to Westwood's current Form ADV as amended and filed with the SEC.

(f) Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Capital Growth Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch's current Form ADV as amended and filed with the SEC.

(g) Eagle Asset Management, Inc. (Eagle), located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Eagle is incorporated herein by reference to Eagle's current Form ADV as amended and filed with the SEC.

(h) Northern Trust Investments, Inc. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as a subadviser to the S&P 500 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI's current Form ADV as amended and filed with the SEC.

(i) Barclays Global Fund Advisors (Barclays), located at 45 Fremont Street, San Francisco, California 94105, serves as a subadviser to the Nasdaq-100 Index Fund and the Global Titans Index Fund. The information required by this
     Item 26 with respect to each director and officer of Barclays is incorporated herein by reference to Barclay's current Form ADV as amended and filed with the SEC.

Item 27.  PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

(b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

        NAME AND PRINCIPAL         POSITION AND OFFICES   POSITION AND OFFICES
          BUSINESS ADDRESS           WITH UNDERWRITER        WITH REGISTRANT

    Robert G. Davis            Director and Chairman      Director and
    9800 Fredericksburg Road   of the Board of            Chairman of the
    San Antonio, TX 78288      Directors                  Board of Directors

    Christopher W. Claus       Chief Executive Officer,   President, Director
    9800 Fredericksburg Road   President, Director, and   and Vice Chairman of
    San Antonio, TX 78288      Vice Chairman of the       the Board of Directors
                               Board of Directors

    Mark S. Howard             Senior Vice President,     Secretary
    9800 Fredericksburg Road   Secretary and Counsel
    San Antonio, TX 78288

    David M. Holmes            Senior Vice President,     Treasurer
    9800 Fredericksburg Road   Senior Financial Officer,
    San Antonio, TX 78288      and Treasurer

    Clifford A. Gladson        Senior Vice President,     Vice President
    9800 Fredericksburg Road   Fixed Income Investments
    San Antonio, TX 78288

    Mark S. Rapp               Senior Vice President,     None
    9800 Fredericksburg Road   Marketing
    San Antonio, TX 78288

    Terri L. Luensmann         Senior Vice President,     None
    9800 Fredericksburg Road   Investment Operations
    San Antonio, TX 78288

(c)     Not Applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare,  maintain,  and preserve the records required by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

USAA Investment Management Company      Northern Trust Investments, Inc.
9800 Fredericksburg Road                50 S. LaSalle Street
San Antonio, Texas 78288                Chicago, Illinois 60675

USAA Shareholder Account Services       Chase Manhattan Bank
9800 Fredericksburg Road                4 Chase MetroTech
San Antonio, Texas 78288                18th Floor
                                        Brooklyn, New York  11245
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Science & Technology Fund and Growth & Income Fund)

Dresdner RCM Global Advisors LLC
4 Embarcadero Center
San Francisco, California 94111
(records  relating to its  functions as a subadviser  with respect to the Growth
Fund)

The Boston Company Asset Management LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Marsico Capital Management, LLC
1200 Seventeenth Street
Suite 1300
Denver, Colorado 80202
(records relating to its functions as a subadviser with respect to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund)

Westwood Management Corporation
300 Crescent Court
Suite 1300
Dallas, Texas 75201
(records relating to its functions as a subadviser with respect to the Income Stock Fund and Value Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Capital Growth Fund)

Eagle Asset Management, Inc.
880 Carillon Parkway
St. Petersburg, Florida 33716
(records relating to its functions as a subadviser to the Small Cap Stock Fund)

Northern Trust Investments, Inc.
50 S. LaSalle Street
Chicago, Illinois 60675
(records relating to its functions as a subadviser to the S&P 500 Index Fund)

Barclays Global Fund Advisors
45 Fremont Street
San Francisco, California 94105
(records relating to its functions as a subadviser to the Nasdaq-100 Index Fund and the Global Titans Index Fund)

Item 29.  MANAGEMENT SERVICES

        Not Applicable

Item 30.  UNDERTAKINGS

        None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 23rd day of April 2003.


                                           USAA MUTUAL FUND, INC.

                                           /s/ Christopher W. Claus
                                           --------------------------------
                                           Christopher W. Claus
                                           President

     Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(SIGNATURE)                    (TITLE)                       (DATE)

(Signature)                       (Title)                          (Date)

                               Chairman of the                April 23, 2003
------------------------       Board of Directors
Robert G. Davis



/S/ CHRISTOPHER W. CLAUS       Vice Chairman of the Board     April 23, 2003
------------------------       of Directors and President
Christopher W. Claus           (Principal Executive Officer)



/S/ DAVID M. HOLMES            Treasurer (Principal           April 23, 2003
------------------------       Financial and
David M. Holmes                Accounting Officer)


/S/ BARBARA B. DREEBEN
------------------------                                      April 23, 2003
Barbara B. Dreeben             Director


/S/ ROBERT L. MASON
------------------------                                      April 23, 2003
Robert L. Mason                Director


/S/ MICHAEL F. REIMHERR
------------------------                                      April 23, 2003
Michael F. Reimherr            Director


/S/ LAURA T. STARKS
------------------------                                      April 23, 2003
Laura T. Starks                 Director


/S/ RICHARD A. ZUCKER
-------------------------                                     April 23, 2003
Richard A. Zucker               Director

                                   SIGNATURES


     Master Extended Market Index Series has duly caused this Post-effective Amendment No. 65 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the township of Plainsboro and state of New Jersey on the 25th day of April, 2003.


                                             MASTER EXTENDED MARKET INDEX SERIES


                                             By: /S/ TERRY K. GLENN
                                             ----------------------------------
                                                 Terry K. Glenn, President


     This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. has been signed below by the following persons in the capacities included with respect to Master Extended Market Index Series only on April 25, 2003.

SIGNATURE                   TITLE                               DATE

Terry K. Glenn*             President, (Principal Executive  April 25, 2003
------------------          Officer) and Trustee
Terry K. Glenn


Donald W. Burton*           Trustee                          April 25, 2003
--------------------
Donald W. Burton


M. Colyer Crum*             Trustee                          April 25, 2003
--------------------
M. Colyer Crum


Laurie Simon Hodrick*       Trustee                          April 25 , 2003
-----------------------
Laurie Simon Hodrick


Fred G. Weiss*              Trustee                          April 25, 2003
----------------------
Fred G. Weiss





*By   /S/ TERRY K. GLENN
      ---------------------
      Terry K. Glenn
      As Attorney-in-Fact to a Power of Attorney.

4       (k)     Form of SubAdvisory Agreement with respect to the
                S&P 500 Index Fund (filed herewith)                         240

9       (b)     Opinion and Consent of Counsel with respect to
                the S&P 500 Index Fund (Member Shares and Reward Shares),
                Extended Market Index Fund, Nasdaq-100 Index Fund,
                and Global Titans Index Fund (filed herwith)                253

10      Independent Auditor's Consent (filed herewith)                      257

17      POWERS OF ATTORNEY
        Powers of Attorney for Robert G. Davis dated March 6, 2003 and Christopher W. Claus, David M. Holmes, Barbara B. Dreeben,
        Robert L. Mason, Laura T. Starks, Michael F. Reimherr, and
        Richard A. Zucker dated February 27, 2003 (filed herewith)          259